                                                           File No.  333-76350
                                                                     811-10619


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /


      Post-Effective Amendment No. 5                                      /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                               VARIABLE ACCOUNT N

                               (Name of Depositor)
                  National Security Life and Annuity Company
              (Address of Depositor's Principal Executive Offices)
                                100 Court Street
                           Binghamton, New York 13902
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)

                      Marc L. Collins, Assistant Secretary

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                  P.O. Box 237
                             Cincinnati, Ohio 45201


                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):
              immediately upon filing pursuant to paragraph (b) of Rule 485
      ---


       X      on April 30, 2004 pursuant to paragraph (b) of Rule 485
      ---

              60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---
              on    {date}     pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                               VARIABLE ACCOUNT N
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                             ADMINISTRATIVE OFFICE:

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (877) 446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Variable Account N ("VAN") and/or the Guaranteed Account (if available). VAN is a separate account of National Security Life and Annuity Company ("National Security"). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 9% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAN AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAN HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                  MAY 1, 2004

FORM 6722-NSLAC

                                 "NSCORE XTRA"

                       FLEXIBLE PREMIUM VARIABLE ANNUITY
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                               VARIABLE ACCOUNT N
                        SUPPLEMENT DATED MAY 1, 2004 TO
                        THE PROSPECTUS DATED MAY 1, 2004

This relates to our recovery of the Extra Credits described on page 10.

We have applied to the Securities and Exchange Commission for an order of exemption from certain provisions of the Investment Company Act. Unless and until the SEC grants that order, any extra credits that we recover if you exercise your 10-day free look privilege will be limited to an amount equal to:

                               (A / B) x C, where

- A is the contract value, including the value of extra credits, at the time of recission

- B is the contract value, including the value of extra credits, at the time of purchase, and

- C is the amount of extra credits.

The result in that case is that you will be in exactly the same position you would have been in had there been no extra credit.

In addition, unless and until the SEC grants the order we have requested, we will not recover the extra credits upon the payment of death benefits or nursing home confinement benefits.

FORM 6722-NSLAC

                               TABLE OF CONTENTS


Available Funds.........................      2
Fee Table...............................      4
Financial Statements....................      5
Accumulation Unit Values................      5
National Security.......................      7
Variable Account N......................      7
The Funds...............................      7
Mixed and Shared Funding................      8
Voting Rights...........................      8
Distribution of Variable Annuity
  Contracts.............................      8
Deductions and Expenses.................      9
  Surrender Charge......................      9
  Contract Administration Charge........      9
  Deduction for Administrative
     Expenses...........................      9
  Deduction for Risk Undertakings.......     10
  Charges for Optional Benefits.........     10
  Transfer Fee..........................     11
  Deduction for State Premium Tax.......     11
  Fund Expenses.........................     11
Description of Variable Annuity
  Contracts.............................     11
  Free Look.............................     11
Accumulation Period.....................     11
  Purchase Payments.....................     11
  Extra Credit..........................     11
  Accumulation Units....................     12
  Crediting Accumulation Units..........     12
  Allocation of Purchase Payments.......     12
  Optional Asset Allocation Models......     12
  Accumulation Unit Value and
     Accumulation Value.................     13
  Net Investment Factor.................     13
  Surrender and Withdrawal..............     14
  Transfers among Subaccounts...........     14
  Electronic Access.....................     16
  Scheduled Transfers (Dollar Cost
     Averaging).........................     16
  Portfolio Rebalancing.................     16
  Optional Guaranteed Principal Access
     ("GPA")............................     17
  Optional Guaranteed Principal
     Protection ("GPP").................     18
  Nursing Facility Confinement..........     18
  Death Benefit.........................     19
  Guaranteed Account....................     21
  National Security Employee Discount...     21
Annuity Period..........................     22
  Annuity Payout Date...................     22
  Annuity Options.......................     22
  Determination of Amount of the First
     Variable Annuity Payment...........     23
  Annuity Units and Variable Payments...     23
  Transfers During Annuity Payout.......     23
  Optional Guaranteed Minimum Income
     Benefit ("GMIB")...................     23
Other Contract Provisions...............     25
  Assignment............................     25
  Reports and Confirmations.............     25
  Substitution for Fund Shares..........     25
  Contract Owner Inquiries..............     25
  Performance Data......................     25
Federal Tax Status......................     26
  Tax-Deferred Annuities................     27
  Qualified Pension or Profit-Sharing
     Plans..............................     28
  Withholding on Distribution...........     28
  Individual Retirement Annuities
     (IRAs).............................     28
IRA Disclosure Statement................     29
  Free Look Period......................     29
  Eligibility Requirements..............     29
  Contributions and Deductions..........     29
  IRA for Non-working Spouse............     30
  Rollover Contribution.................     31
  Premature Distributions...............     31
  Distribution at Retirement............     31
  Inadequate Distributions -- 50% Tax...     32
  Death Benefits........................     32
  Roth IRAs.............................     32
  Savings Incentive Match Plan for
     Employees (SIMPLE).................     33
  Reporting to the IRS..................     33
Illustration of IRA Fixed
  Accumulations.........................     33
Glossary................................     34
Statement of Additional Information
  Contents..............................     34


                                AVAILABLE FUNDS
The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                    INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                      Ohio National Investments, Inc.
Equity Portfolio                            (Legg Mason Funds Management, Inc.)
Bond Portfolio                              Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)   (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                  Ohio National Investments, Inc.
International Portfolio                     (Federated Global Investment Management Corp.)
International Small Company Portfolio       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio              (Jennison Associates LLC)
Discovery Portfolio (small cap)             (Founders Asset Management LLC)
Aggressive Growth Portfolio                 (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth &      (RS Investment Management, L.P.)
  Income) Portfolio
Capital Growth Portfolio                    (Eagle Asset Management, Inc.)
High Income Bond Portfolio                  (Federated Investment Management Company)

FORM 6722-NSLAC


Blue Chip Portfolio                         (Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio                  (UBS Global Asset Management (Americas) Inc.)
Nasdaq-100(R) Index Portfolio               Ohio National Investments, Inc.
Bristol Portfolio (large cap)               (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)     (Suffolk Capital Management, LLC)
U.S. Equity Portfolio                       (ICON Advisers, Inc.)
Balanced Portfolio                          (ICON Advisers, Inc.)
Covered Call Portfolio                      (ICON Advisers, Inc.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                      (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)  Fidelity Management & Research Company
VIP MidCap Portfolio                        Fidelity Management & Research Company
VIP Growth Portfolio                        Fidelity Management & Research Company
VIP Equity-Income Portfolio                 Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund        Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund     Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund           Goldman Sachs Asset Management, L.P.
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                            Janus Capital Management LLC
International Growth Portfolio              Janus Capital Management LLC
Worldwide Growth Portfolio                  Janus Capital Management LLC
Balanced Portfolio                          Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio            Robert Fleming, Inc.
JPMorgan Small Company Portfolio            J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio       Lazard Asset Management LLC
Lazard Retirement Emerging Markets          Lazard Asset Management LLC
  Portfolio
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series           Massachusetts Financial Services Company
MFS Mid Cap Growth Series                   Massachusetts Financial Services Company
MFS New Discovery Series                    Massachusetts Financial Services Company
MFS Total Return Series                     Massachusetts Financial Services Company
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                       Pacific Investment Management Company LLC
Total Return Portfolio                      Pacific Investment Management Company LLC
Global Bond Portfolio                       Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)    Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value     Jennison Associates LLC
  and growth fund)
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                   Royce & Associates, LLC
Royce Micro-Cap Portfolio                   Royce & Associates, LLC
UBS SERIES TRUST
Tactical Allocation Portfolio               UBS Global Asset Management (US) Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income Portfolio            Van Kampen*
U.S. Real Estate Portfolio                  Van Kampen*

* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM 6722-NSLAC

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

CONTRACT OWNER TRANSACTION EXPENSES                               YEARS        CHARGE
-----------------------------------                               -----        ------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn;                                                1st           9%
the percentage varies with the number of years from purchase
payments to which                                                  2nd           8%
values relate)                                                     3rd           7%
                                                                   4th           6%
                                                                   5th           5%
                                                                   6th           4%
                                                                   7th           2%
                                                                   8th           1%
                                                              9th and later      0%
Exchange ("transfer") Fee (currently no charge for the first
12 transfers each contract year)                                                $10


Premium Tax (charged upon annuitization)     0.5% to 3.5% depending on state law


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Annual Contract Fee (no fee if your contract value exceeds
  $50,000)                                                                      $30



SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value or death benefit amount)
Mortality and Expense Risk Fees                                        1.15%
Account Expenses                                                       0.25%
                                                                     ------
Total Separate Account Annual Expenses (without optional
added benefits)                                                        1.40%

Optional Annual Stepped-up Death Benefit                               0.10%
Optional Enhanced Death Benefit ("GEB") (not available in
New York)                                                              0.30%
Additional cost of GEB if you are age 71 to 75 when issued             0.30%
Optional Guaranteed Minimum Income Benefit ("GMIB")
(percentage of guaranteed income base)                                 0.45%
Optional Guaranteed Minimum Income Benefit ("GMIB Plus")
(percentage of guaranteed income base)                                 0.55%
Optional Guaranteed Principal Access ("GPA") (8% guarantee)            0.50%
(Optional 7% guarantee on an annual fee of 0.40%)
Optional Guaranteed Principal Protection ("GPP") (percentage
of original account balance)                                           0.20%
                                                                     ------
Total Separate Account Annual Expenses with all optional
added benefits at their maximum cost                                   4.20%

(Note that you may only have one of GPA or GPP.)


If you choose the optional annual stepped-up death benefit, the indicated charge is made annually on the contract anniversary. That charge is based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional GEB, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional GMIB, the indicated charge is made on each contract anniversary. That charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less

FORM 6722-NSLAC
if you do not purchase all available options. See Death Benefit, Optional Guaranteed Minimum Income Benefit ("GMIB"), Optional Guaranteed Principal Access ("GPA") Rider and Optional Guaranteed Principal Protection ("GPP") for details.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
Fund assets, including management fees, distribution (12b-1)
fees and other Fund operating expenses)                        0.44%      3.92%


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,480   $2,735    $4,117     $8,221


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $672    $2,104    $3,665     $8,221


                              FINANCIAL STATEMENTS


The complete financial statements of VAN and National Security, including the Reports of Independent Auditors, are included in the Statement of Additional Information.


                            ACCUMULATION UNIT VALUES

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
OHIO NATIONAL FUND, INC.:
Equity                                        2003              $7.20             $10.44             9,995
Money Market                                  2003              11.40              11.33             2,445
Bond                                          2003              12.12              13.21             3,705
International                                 2003               6.44               8.42            12,001
Small Cap Growth                              2003               3.22               4.62             2,998
Blue Chip                                     2003               7.93               9.90                82
High Income Bond                              2003               9.61              11.64             1,494

FORM 6722-NSLAC

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II                                2003              $9.15             $12.36             1,003

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
  (CLASS II):
Core Plus Fixed Income                        2003              10.00              11.51               312
U.S. Real Estate                              2003              10.00              12.78             1,151

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth and Income                             2003               6.76               8.29               120
CORE U.S. Equity                              2003               7.44               9.51             2,678
Capital Growth                                2003               8.02               9.78               607

LAZARD RETIREMENT SERIES, INC.:
Small Cap                                     2003              10.53              14.25             1,348

PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus                          2003               7.22               9.18               995

UBS SERIES TRUST:
Tactical Allocation                           2003               6.62               8.32               694

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  (SERVICE CLASS 2):
VIP Contrafund                                2003               7.10               8.97               863
VIP Growth                                    2003               4.71               6.15             6,137

J.P. MORGAN SERIES TRUST II:
Small Company                                 2003               7.27               9.75               609
Mid Cap Value                                 2003              10.89              13.92             3,633

MFS VARIABLE INSURANCE TRUST (SERVICE
  CLASS):
New Discovery                                 2003               7.77              10.22               284
Total Return                                  2003               9.57              10.95               973

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                   2003              10.66              11.45             2,335
Total Return                                  2003              10.42              10.79             6,510
Global Bond                                   2003              10.68              12.05               786

ROYCE CAPITAL FUND:
Micro-Cap                                     2003              10.00              14.68               199
Small-Cap                                     2003              10.00              13.96             1,682


FORM 6722-NSLAC

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
  SHARES):
Appreciation                                  2003              $10.00            $11.69             2,023

                               NATIONAL SECURITY

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation owned jointly by Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc., with each owning 50% of the voting securities of SMON Holdings, Inc. On February 9, 2004, The Ohio National Life Insurance Company entered into a definitive agreement with Security Mutual Life Insurance Company of New York under the terms of which the former would purchase the latter after the latter is demutualized. Security Mutual Life Insurance Company of New York is a New York domiciled mutual life insurance company. Ohio National Financial Services, Inc. is an Ohio domiciled holding company that owns or controls Ohio National Fund, Inc., Ohio National Investments, Inc., Ohio National Equities, Inc., The Ohio National Life Insurance Company, Ohio National Life Assurance Corporation and related entities. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

                               VARIABLE ACCOUNT N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

                                   THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

FORM 6722-NSLAC

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. FOR A FREE COPY OF THE FUND PROSPECTUSES, CALL 1-877-446-6020.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

                            MIXED AND SHARED FUNDING

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

                                 VOTING RIGHTS

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is under common control with us because Ohio National Financial Services, Inc. (a) is the sole owner of ONEQ's corporate parent and (b) owns 50% of our corporate parent. ONEQ is the principal underwriter of the contracts.

FORM 6722-NSLAC

ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         9%
     2nd         8%
     3rd         7%
     4th         6%
     5th         5%
     6th         4%
     7th         2%
     8th         1%
9th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

FORM 6722-NSLAC

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

CHARGES FOR OPTIONAL BENEFITS

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary.

If you choose the annual stepped-up death benefit, as described under "Death Benefit," the annual charge is the following percentage of the optional death benefit amount:

Annual stepped-up death benefit                                0.10%

If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your average variable account value:

GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%

If you choose the GMIB, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":

Percent of GMIB guaranteed income base                         0.45%


If you choose the GPA, the annual charge is the following percentage of your original contract value plus later purchase payments as described under "Optional Guaranteed Principal Access ("GPA") Rider":



For the 7% guaranteed annual withdrawal                        0.40%
For the 8% guaranteed annual withdrawal                        0.50%


If you choose the GPP, the annual charge is the following percentage of your contract value as of the beginning of the GPP's 10-year term as described under "Optional Guaranteed Principal Protection ("GPP")":

Percent of GPP beginning contract value                        0.20%

FORM 6722-NSLAC

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 3.5%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

EXTRA CREDIT

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAN and to the Guaranteed Account in the same ratio as the purchase payments. We are able to pay you this extra 4% credit because (a) the contract's surrender charge is higher than that of other similar contracts that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. National Security will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits, and extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not

FORM 6722-NSLAC
included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your contract value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit.

While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of that credit is recaptured when there has been negative investment performance:

  - during the period prior to exercise of free look rescission rights; or

  - during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon.

Extra Credits that we recover if you

  - exercise your free look option,

  - are paid a death benefit (including stepped-up death benefits), or

  - are paid a Nursing Facility Confinement benefit will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be "investment in the contract" as described in Federal Tax Status.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our administrative office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAN and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office.

OPTIONAL ASSET ALLOCATION MODELS

You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset

FORM 6722-NSLAC
allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models range from Model 1 (having relatively stable investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

If your contract includes the optional Guaranteed Principal Protection (GPP) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any model.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

FORM 6722-NSLAC

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

FORM 6722-NSLAC

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.



If on any two or more occasions within a 10 day period a contract owner transfers more than 80% of his or her total contract value, or if he or she transfers more than 80% of the contract value attributed to any particular portfolio within the same period, the contract owner will be deemed to be trading excessively.



The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the limits established above and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges.



Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.



Upon the third instance of excessive trading, the contract values will be transferred to the money market portfolio and all transfer privileges will be suspended. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.



We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the transfer limits established above.



Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:



- The number of transfers made in a defined period;



- The dollar amount of the transfer;



- The total assets of the portfolios involved in the transfer;



- The investment objectives of the particular portfolios involved in your transfers; and/or



- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts.



Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract


FORM 6722-NSLAC
owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.



We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.


ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning our administrative office between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are open for business, at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the

FORM 6722-NSLAC
designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.


OPTIONAL GUARANTEED PRINCIPAL ACCESS ("GPA") RIDER



We may offer a Guaranteed Principal Access ("GPA") rider in those states where permitted. With certain restrictions, this rider guarantees:



      i. you will be able to withdraw a portion (up to 7% or 8%, depending on the rider you choose) of your contract's guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and



     ii. at the end of the 10-year rider term, you will have the unused guaranteed principal amount (the amounts not withdrawn under the rider) despite any possible market losses.



This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection ("GPP") rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider.



If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the guaranteed principal amount, adjusted for market performance at the end of the period. If at the end of the rider term the contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.



You may apply for the GPA rider at the time you apply for the contract or upon any subsequent contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the Guaranteed Principal Protection ("GPP") rider or the Guaranteed Minimum Income Benefit ("GMIB") rider we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see "Optional Asset Allocation Models"). You may also have a portion of your contract values in a fixed accumulation account that we may offer while this rider is in force.



The annual charge for the rider is deducted on each contract anniversary and is ..40% of your contract value for the 7% GPA rider and .50% of your contract value for the 8% GPA rider. If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is terminated.



The annual amount you may withdraw is a percentage (7% or 8%) of the guaranteed principal amount. The guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the guaranteed principal amount is the then-current contract value.



It is not necessary that you withdraw the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%.


FORM 6722-NSLAC

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


You may also withdraw more than the guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider and may be subject to a surrender charge. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and you will begin a new 10-year term. As a result, if you take an excess withdrawal when your contract value is less than your guaranteed principal amount, you will forfeit a portion of the prior guaranteed principal amount. In addition if you take an excess withdrawal and as a result your contract value related to the guaranteed principal amount is zero, you will have no benefit under the GPA rider.



If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.



The guaranteed withdrawal amounts are not subject to the surrender charge. This is true even if the amount of your guaranteed withdrawal is more than the amount of the free withdrawal amount under your base contract. Excess withdrawals in an amount more than the guaranteed withdrawal amount may be subject to a surrender charge if the amount withdrawn also exceeds the free withdrawal amount under your base contract (10% of the contract value).



After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on any subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.



The guaranteed withdrawal amounts are not subject to the surrender charge. This also applies to reset riders. This is true even if the amount of your guaranteed withdrawal is more than the amount of the free withdrawal amount under your base contract. Excess withdrawals in an amount more than the guaranteed withdrawal amount may be subject to a surrender charge if the amount withdrawn also exceeds the annual free withdrawal amount under your base contract (10% of the contract value).



If, during the course of the rider, your contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. We will not pay interest on the amounts to be paid to you under these circumstances. We will not accept any additional purchase payments and this rider along with other riders including the guaranteed minimum death benefit will also be terminated.



The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.



OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")



In those states where permitted, you may choose the GPP rider when you apply for the contract, or on a contract anniversary, if the annuitant is then under age
80. GPP is not available when your contract includes the optional Guaranteed Principal Access ("GPA") rider.


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

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your contract value to increase it to the 'guaranteed contract value' if the contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value

     (a) as of the first day of the rider's term or

     (b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, you must allocate all variable contract values to one of the asset allocation models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an asset allocation model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

NURSING FACILITY CONFINEMENT

We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement

FORM 6722-NSLAC

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

options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within the earlier of 120 days after the annuitant's death or 60 days after we receive proof of death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 8 years (or 1 year if you chose the annual stepped-up death benefit); or

- the optional enhanced death benefit ("GEB" or "GEB Plus"), plus the greatest of the other options you choose, if you chose that option (not available in New York).

"Net purchase payments" means your total purchase payments minus a pro rata adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the contract value that resulted from the withdrawal.

For the 8-year period beginning on the eighth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the eighth anniversary or (ii) net purchase payments made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 8-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 8-year period after the eighth anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose the GEB at the time the contract is issued. (This option is not available in New York.) This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the GEB "Plus."

For the regular GEB option, there is an additional charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within the 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

FORM 6722-NSLAC

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

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

We invest our general assets in our discretion as allowed by New York law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

NATIONAL SECURITY EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes

FORM 6722-NSLAC
each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

FORM 6722-NSLAC

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

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our administrative office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider.

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

The guaranteed income base is the greater of (a) your "guaranteed earnings base," which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your "step-up base," which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments assume a lower interest rate (2.5% instead of 3%) and (b) GMIB payments are based on an assumption that you will liver longer than the mortality assumed in our currently-offered annuities.

In those states where permitted, we may also offer a GMIB "Plus" rider. You may not have both GMIB and GMIB Plus on the same contract. GMIB Plus is identical to GMIB except for these two differences:

     (1) For GMIB Plus, any withdrawals you make during a contract year in excess of the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed income base pro rata.

     (2) The annual charge for GMIB Plus is 0.55% of the guaranteed income base.

The effect of GMIB Plus is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. In that event, your guaranteed earnings base would be reduced to the amount it was as of the beginning of the contract year. You could continue making such withdrawals year after year and the guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In any event, the step-up base is adjusted pro rata for any withdrawals.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if GMIB is appropriate for you.

FORM 6722-NSLAC

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

CONTRACT OWNER INQUIRIES

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

FORM 6722-NSLAC

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

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

FORM 6722-NSLAC

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

FORM 6722-NSLAC

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM 6722-NSLAC

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your traditional individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

National Security Life and Annuity Company
Variable Annuity Administration
P. O. Box 5378
Cincinnati, Ohio 45201-5378
Telephone: 1-877-446-6020 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to a SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $13,000 for 2004.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2004 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age

FORM 6722-NSLAC

50 or older may make an additional IRA contribution of $500 per year until 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $41,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death proceeds as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

FORM 6722-NSLAC

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

FORM 6722-NSLAC

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA (or SEPP-IRA) is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

FORM 6722-NSLAC

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $9,000 in 2004 (increasing to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,500 in 2004 (increasing $500 per year to an additional $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                          AGE 60                         AGE 65                         AGE 70
                        GUARANTEED                     GUARANTEED                     GUARANTEED
                     SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
               ----------------------------   ----------------------------   ----------------------------
                                  $2,000                         $2,000                         $2,000
                  $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
   CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
  ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
  -----------  -------------   ------------   -------------   ------------   -------------   ------------
       1        $    960.57     $1,951.41      $    960.57     $1,951.41      $    960.57     $1,951.41
       2           1,960.55      2,033.18         1,960.55      2,033.18         1,960.55      2,033.18
       3           3,000.77      2,116.73         3,000.77      2,116.73         3,000.77      2,116.73
       4           4,082.13      2,202.13         4,082.13      2,202.13         4,082.13      2,202.13
       5           5,205.51      2,289.41         5,205.51      2,289.41         5,205.51      2,289.41
       6           6,371.85      2,378.65         6,371.85      2,378.65         6,371.85      2,378.65
       7           7,584.11      2,487.36         7,584.11      2,487.36         7,584.11      2,487.36
       8           8,847.96      2,580.58         8,847.96      2,580.58         8,847.96      2,580.58
       9          10,158.24      2,675.93        10,158.24      2,675.93        10,158.24      2,675.93
      10          11,516.19      2,756.20        11,516.19      2,756.20        11,516.19      2,756.20
      15          18,945.19      3,195.19        18,945.19      3,195.19        18,945.19      3,195.19
      20          27,557.43      3,704.11        27,557.43      3,704.11        27,557.43      3,704.11
      25          37,541.39      4,294.07        37,541.39      4,294.07        37,541.39      4,294.07
      30          49,115.52      4,978.01        49,115.52      4,978.01        49,115.52      4,978.01
      35          62,692.39      5,770.88        62,692.39      5,770.88        62,692.39      5,770.88
      40          78,431.71      6,690.03        78,431.71      6,690.03        78,431.71      6,690.03
      45          94,673.35      7,755.58        94,673.35      7,755.58        94,673.35      7,755.58
      50         110,032.18      8,990.84       110,032.18      8,990.84       110,032.18      8,990.84
      55         127,569.05     10,422.85       127,569.05     10,422.85       127,569.05     10,422.85
      60         147,887.49     12,082.93       147,887.49     12,082.93       147,887.49     12,082.93
      65                                        171,442.13     14,007.43       171,442.13     14,007.43
      70                                                                       200,922.95     16,238.45

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM 6722-NSLAC

                                    GLOSSARY

Accumulation unit -- Until annuity payments begin, your contract's value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Annuitant -- A living person whose length of life determines the number of annuity payments to be made.

Annuity unit -- After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Fund -- A mutual fund in which subaccount assets may be invested. See the list of "Available Funds" beginning on page 2.

Subaccount -- A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender -- To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation period -- A period of time ending at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.

VAN (Variable Account N) -- A separate account of National Security consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account's underlying Funds.

Withdraw -- To receive part of the contract's value without entirely redeeming the contract.


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

FORM 6722-NSLAC

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                               VARIABLE ACCOUNT N
                                       OF
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone 1-877-446-6020


                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2004

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated May 1, 2004. To get a free copy of the prospectus for VAN, write or call us at the above address.

                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Certified Public Accountants. . . . . . . . . .   2
               Experts . . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   4
               Financial Statements







                                "NSCORE XTRA VA"

CUSTODIAN
We have a custody agreement with U.S Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAN's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAN at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAN's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAN has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of National Security Life and Annuity Company for the year ended December 31, 2003 have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2003 financial statements of National Security Life and Annuity Company refers to a change in the method of accounting for embedded reinsurance derivatives. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.

EXPERTS

The financial statements of National Security Variable Account N for the year ended December 31, 2003 have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere here in, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.

The financial statements of National Security Life and Annuity Company (formerly known as First ING Life Insurance Company of New York) as of December 31, 2001 and for the year ended December 31, 2001, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of said firm as experts in accounting and auditing. Ernst & Young LLP is located at 600 Peachtree Street, Suite 2800, Atlanta, Georgia 30308.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN and the amounts retained by ONEQ for each of the last 3 years have been:

                           Aggregate                      Retained
       Year                Commission                    Commissions
       ----                ----------                    -----------
       2003                 $601,300                         None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                             n
                     P(1 + T)   = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an assumed average contract value of $82,400. The actual effect that the contract administration charge would have on total returns would be greater than that for contracts having a value less than $50,000. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2003 (assuming surrender of the contract then) are as follows:


                                                                                              From
                                                                                              Fund       Returns     Inception
                                                         1 Year    5 Year      10 Year      Inception    in VAA        Date
                                                         ------    ------      -------      ---------    -------     ---------
NScore Xtra   DECEMBER 31, 2003
OHIO NATIONAL FUND
Money Market                                             -9.65%       1.07%        2.83%       4.91%       -8.35%      7/31/80
Equity                                                   33.36%       1.38%        7.02%       8.25%       27.04%      1/14/71
Bond                                                     -0.06%       4.44%        5.10%       6.57%       2.53%       11/2/82
Omni                                                     15.46%       -6.90%       1.99%       5.71%       12.79%      9/10/84
S&P 500 Index                                            17.08%       -3.02%        n/a        5.89%       13.13%      1/3/97
International                                            21.76%       -3.19%       2.14%       4.07%       20.58%      5/3/93
International Small Co                                   42.79%       3.80%         n/a        6.11%       43.12%      3/31/95
Capital Appreciation                                     20.71%       7.78%         n/a       10.17%       14.97%      4/30/94
Discovery                                                26.77%       4.44%         n/a       11.06%       21.85%      4/30/94
Aggressive Growth                                        20.68%      -16.20%        n/a       -4.27%       16.64%      3/31/95
Mid Cap Opportunity                                      35.32%       4.81%         n/a        9.20%       30.27%      1/3/97
Capital Growth                                           29.17%       6.93%         n/a        6.92%       23.10%      5/1/98
High Income Bond                                         12.09%       2.42%         n/a        2.08%       12.82%      5/1/98
Blue Chip                                                15.84%       -1.53%        n/a       -0.91%       13.52%      5/1/98
Small Cap Growth                                         34.34%       -1.23%        n/a       -0.06%       30.24%      1/3/97
Nasdaq-100 Index                                         36.82%        n/a          n/a       -27.91%      28.38%      5/1/00
Bristol                                                  21.63%        n/a          n/a       -3.49%       17.54%      5/1/02
Bryton                                                   24.74%        n/a          n/a       -10.46%      17.02%      5/1/02
U.S. Equity                                                n/a         n/a          n/a         n/a         n/a       5/1/2004
Balanced                                                   n/a         n/a          n/a         n/a         n/a       5/1/2004
Covered Call                                               n/a         n/a          n/a         n/a         n/a       5/1/2004
THE DOW TARGET
Dow Target 10 - First Qtr                                14.52%        n/a          n/a        0.11%       11.74%      1/4/99
Dow Target 10 - Second Qtr                               17.59%        n/a          n/a        2.18%       14.97%      4/1/99
Dow Target 10 - Third Qtr                                13.75%        n/a          n/a       -2.06%       10.50%      7/1/99
Dow Target 10 - Fourth Qtr                               13.11%        n/a          n/a        1.05%       10.13%      10/1/99
Dow Target 5 - First Qtr                                  8.90%        n/a          n/a        0.54%       6.09%       1/1/00
Dow Target 5 - Second Qtr                                12.55%        n/a          n/a        3.01%       8.99%       4/1/00
Dow Target 5 - Third Qtr                                  4.30%        n/a          n/a        0.94%       0.92%       7/1/00
Dow Target 5 - Fourth Qtr                                 8.90%        n/a          n/a       -0.76%       5.57%       10/1/99
DREYFUS (FAYEZ SAROFIM)
Appreciation                                             10.13%        n/a          n/a       -4.55%       7.95%      12/31/99

                                                                                              From
                                                                                              Fund       Returns     Inception
                                                         1 Year    5 Year      10 Year      Inception    in VAA        Date
                                                         ------    ------      -------      ---------    -------     ---------
FIDELITY (SERVICE CLASS 2 SHARES)
Contrafund                                               17.43%       0.77%         n/a       12.35%       16.57%      1/31/95
Growth                                                   21.71%       -4.16%       7.77%       9.78%       16.46%     10/31/86
Mid Cap                                                  27.34%       16.71%        n/a       16.71%       25.32%     12/31/98
Equity-Income                                            18.93%       0.82%        9.17%       9.50%       -0.92%     10/15/03
GOLDMAN SACHS
Growth & Income                                          13.64%       -2.37%        n/a       -1.12%       12.04%      1/12/98
CORE U.S. Equity                                         18.69%       -2.45%        n/a        0.30%       15.24%      2/12/98
Capital Growth                                           13.03%       -3.80%        n/a       -1.05%       9.95%       4/30/98
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                                   20.68%       -5.02%       7.23%       7.26%       16.15%      9/13/93
International Growth                                     23.68%       0.47%         n/a        9.12%       21.25%      5/2/94
Worldwide Growth                                         12.97%       -2.95%       8.32%       9.80%       11.06%      9/13/93
Balanced                                                  3.15%       2.30%       10.17%      10.49%       3.38%       9/13/93
J.P. MORGAN
JPMorgan Small Co                                        25.10%       2.30%         n/a        8.26%       21.05%      1/3/95
JPMorgan Mid Cap Value                                   18.84%        n/a          n/a       13.81%       17.19%      9/28/01
LAZARD
Lazard Retirement Small Cap                              26.33%       9.03%         n/a        6.50%       22.54%      11/4/97
Lazard Retirement Emerging Markets                       41.83%       7.10%         n/a        0.53%       41.21%      11/3/97
MFS
New Discovery                                            22.59%        n/a          n/a       -9.03%       19.20%      5/1/00
Investors Growth Stock                                   11.91%        n/a          n/a       -16.74%      8.31%       5/1/00
Mid Cap Growth                                           25.72%        n/a          n/a       -15.98%      22.67%      5/1/00
Total Return                                              5.40%        n/a          n/a        3.36%       4.68%       5/1/00
PIMCO
Real Return                                              -1.65%        n/a          n/a        9.32%       2.13%       9/30/99
Total Return                                             -5.41%       4.03%         n/a        4.72%       -3.02%     12/31/97
Global Bond                                               3.86%        n/a          n/a       12.43%       7.17%       1/10/02
PRUDENTIAL
Jennison 20/20                                           18.02%        n/a          n/a       -0.35%       14.20%      5/2/99
Jennison                                                 18.82%       -6.59%        n/a        6.66%       14.84%      4/24/95
ROYCE
Micro-Cap                                                38.11%       16.96%        n/a       15.32%       38.59%     12/31/96
Small-Cap                                                30.15%       14.23%        n/a       12.75%       14.79%     12/31/96
SALOMON BROTHERS
All Cap                                                  28.12%       6.65%         n/a        8.66%       22.61%      2/17/98
Total Return                                              5.32%       0.72%         n/a        1.57%       4.61%       2/17/98
Investors                                                21.51%       2.32%         n/a        3.73%       16.39%      2/17/98
UBS SERIES TRUST
Tactical Allocation                                      16.61%       -2.45%        n/a        2.11%       12.75%      9/29/98
VAN KAMPEN
Core Plus Fixed Income                                     n/a         n/a          n/a       -7.87%       -7.87%      5/2/03
U.S. Real Estate                                           n/a         n/a          n/a       18.77%       18.77%      5/1/03


* The "Returns in VAN" are the standardized total returns from the time these Funds were first available in VAN.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

[KPMG LOGO]

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                              Financial Statements

                           December 31, 2003 and 2002

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]

           KPMG LLP                                   Telephone 614 249 2300
           Suite 500                                  Fax 614 249 2348
           191 West Nationwide Boulevard
           Columbus, OH 43215-2568

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a wholly owned subsidiary of SMON Holdings, Inc.) as of December 31, 2003 and 2002, and the related statements of operations, changes in stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2(n) to the financial statements, the Company changed its method of accounting for embedded reinsurance derivatives in 2003.

(KPMG LLP)

March 19, 2004

[LOGO] KPMG LLP, a U.S.limited liability partnership,is the U.S.
       member firm of KPMG international, a Swiss cooperative.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                                 Balance Sheets

                           December 31, 2003 and 2002

                  (dollars in thousands, except share amounts)

                                                             2003         2002
                                                           --------      ------
                       ASSETS
Investments (notes 3, 6, and 7):
   Fixed maturities available-for-sale, at fair value      $ 27,031      20,658
   Fixed maturity trading securities, at fair value           6,284          --
   Mortgage loans on real estate, net                           876         897
   Short-term investments                                       410         510
                                                           --------      ------
        Total investments                                    34,601      22,065
Cash                                                            488       1,051
Accrued investment income                                       465         300
Deferred policy acquisition costs                               268          --
Reinsurance recoverables (note 10)                           15,567       9,363
Goodwill and intangible asset (note 12)                       1,068       1,068
Other assets                                                      6         155
Assets held in Separate Accounts                                912          --
                                                           --------      ------
        Total assets                                       $ 53,375      34,002
                                                           ========      ======
          LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 4)                 $ 20,403       7,522
Reinsurance payables                                          7,589         975
Amounts due to affiliates (note 9)                              192         864
Deferred federal income taxes (note 5)                          171         206
Other liabilities                                               110          82
Liabilities related to Separate Accounts                        912          --
                                                           --------      ------
        Total liabilities                                    29,377       9,649
                                                           --------      ------
Contingencies (note 10)

Stockholder's equity (notes 2 and 8):
   Class A common stock, $250 par value. Authorized
     10,000 shares; issued and outstanding 10,000 shares      2,500       2,500
   Additional paid-in capital                                22,231      22,231
   Accumulated other comprehensive income                       970         383
   Retained deficit                                          (1,703)       (761)
                                                           --------      ------
        Net stockholder's equity                             23,998      24,353
                                                           --------      ------
        Total liabilities and stockholder's equity         $ 53,375      34,002
                                                           ========      ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                            Statements of Operations

                     Years ended December 31, 2003 and 2002

                             (dollars in thousands)

                                                                                   2003        2002
                                                                                  -------      -----
Revenues (note 10):

   Traditional life and annuity insurance premiums                                $ 4,535      4,526
   Reinsurance ceded premiums                                                      (4,541)    (4,951)
                                                                                  -------      -----
                                                                                       (6)      (425)

   Change in value of trading securities                                               (4)        --
   Change in value of reinsurance derivatives [notes 2(n) and 10]                     (49)        --
   Net investment income (note 3)                                                   1,181      1,180
   Net realized (losses) gains on investments (note 3)                                (66)        45
   Other income                                                                        10         --
                                                                                  -------      -----
                                                                                    1,066        800
                                                                                  -------      -----
Benefits and expenses (note 10):

   Benefits and claims                                                                151         45
   Decrease in policy reserves                                                         --       (473)
   Amortization of deferred policy acquisition costs                                    5         --
   Other operating costs and expenses (note 9)                                      1,905      1,989
                                                                                  -------      -----
                                                                                    2,061      1,561
                                                                                  -------      -----
     Loss before Federal income taxes                                                (995)      (761)
                                                                                  -------      -----
Federal income taxes (note 5):

   Current expense                                                                     --         --
   Deferred expense                                                                    --         --
                                                                                  -------      -----
                                                                                       --         --
                                                                                  -------      -----
     Loss before cumulative effect of change in accounting principle                 (995)      (761)
                                                                                  -------      -----
     Cumulative effect of change in accounting principle [note 2(n)]                   53         --
                                                                                  -------      -----
     Net loss                                                                     $  (942)      (761)
                                                                                  =======       ====

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                 Statements of Changes in Stockholder's Equity

                     Years ended December 31, 2003 and 2002

                             (dollars in thousands)

                                                                         ACCUMULATED
                                                            ADDITIONAL     OTHER                          NET
                                                  COMMON     PAID-IN    COMPREHENSIVE  RETAINED       STOCKHOLDER'S
                                                  STOCK      CAPITAL       INCOME       DEFICIT          EQUITY
                                                  -------   ----------  -------------  --------       -------------
Balance, January 4, 2002                          $ 2,500     20,889          --            --           23,389
Capital contribution from parent (note 9)              --      1,342          --            --            1,342
Comprehensive income:
    Net loss                                           --         --          --          (761)            (761)
    Other comprehensive income (note 11)               --         --         383            --              383
                                                                                                         ------
              Total comprehensive loss                                                                     (378)
                                                  -------     ------       -----        ------           ------
Balance, December 31, 2002                        $ 2,500     22,231         383          (761)          24,353
                                                  =======     ======       =====        ======           ======
Comprehensive income:
    Net loss                                      $    --         --          --          (942)            (942)
    Other comprehensive income (note 11)               --         --         587            --              587
                                                                                                         ------
              Total comprehensive loss                                                                     (355)
                                                  -------     ------       -----        ------           ------
Balance, December 31, 2003                        $ 2,500     22,231         970        (1,703)          23,998
                                                  =======     ======         ===        ======           ======


See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                            Statements of Cash Flows

                     Years ended December 31, 2003 and 2002

                             (dollars in thousands)

                                                                 2003        2002
                                                                -------     ------
Cash flows from operating activities:
   Net loss                                                     $  (942)      (761)
   Adjustments to reconcile net loss to net cash
     used in operating activities:
        Capitalization of deferred policy acquisition costs        (272)        --
        Amortization of deferred policy acquisition costs             5         --
        Amortization and depreciation                               229        102
        Realized losses on invested assets, net                      66        (45)
        Change in value of trading securities                         4         --
        Cumulative effect of change in accounting principle         (53)        --
        Change in value of reinsurance derivative                    49         --
        Increase in accrued investment income                      (165)       (36)
        Increase in reinsurance recoverables and other assets    (6,055)      (512)
        Increase in funds withheld-modco reinsurance              6,785         --
        Decrease in future policy benefits and claims               (19)      (760)
        Increase (decrease) in other liabilities                     28       (440)
        (Decrease) increase in amounts due to affiliates           (672)       771
        Decrease in reinsurance payables                           (172)      (365)
        Other, net                                                    9         (1)
                                                                -------     ------
          Net cash used in operating activities                  (1,175)    (2,047)
                                                                -------     ------
Cash flows from investing activities:
   Proceeds from sales of fixed maturities available-for-sale    11,345      3,162
   Proceeds from repayment of mortgage loans on real estate          21          3
   Cost of fixed maturities available-for-sale acquired         (23,754)    (4,985)
   Cost of mortgage loans on real estate acquired                    --       (900)
                                                                -------     ------
          Net cash used in investing activities                 (12,388)    (2,720)
                                                                -------     ------
Cash flows from financing activities:

   Increase in investment product account balances               20,585         --
   Decrease in investment product account balances               (7,685)
   Additional capital contributions                                  --      1,342
                                                                -------     ------
          Net cash provided by financing activities              12,900      1,342
                                                                -------     ------
          Net decrease in cash and cash equivalents                (663)    (3,425)

Cash and cash equivalents, beginning of year                      1,561      4,986
                                                                -------     ------
Cash and cash equivalents, end of year                          $   898      1,561
                                                                =======     ======
Supplemental disclosure:

   Federal income taxes paid                                    $    --        150
                                                                =======     ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)


(1)      ORGANIZATION AND BUSINESS DESCRIPTION

         National Security Life and Annuity Company (NSLAC or the "Company"), formerly known as First ING Life Insurance Company of New York (First ING Life), is domiciled in New York and is a subsidiary of SMON Holdings, Inc. (SMON) as of January 4, 2002. SMON is a holding company formed in New York by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (Security Mutual) for the purpose of acquiring First ING Life.

         On May 3, 2001, Security Life of Denver Insurance Company (the former "Parent" of the Company), entered into a stock purchase agreement with Security Mutual, ONFS and SMON to sell First ING Life to SMON. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

         The Company, when under the control of the former Parent, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. After January 4, 2002, the Company markets a portfolio of variable life insurance and variable annuity products through its general agency system in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 18 states and the District of Columbia.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

                  LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                  CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

                                       6                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

                  INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

                  CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last year, the Company has begun to sell variable annuity products. As a result of these new product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of variable annuity products contributed approximately 39% of total variable annuity deposits in 2003. Approximately 73% of total variable annuity deposits were from the Company's three largest distributors. A change in the status of the Company's relationship with these large producers would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Based on policyholder account balances, the Company's largest distributor accounted for approximately 41% of total deferred annuity reserves as of December 31, 2003. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets

                  The exposure risk from the variable annuity sales is mitigated by the use of reinsurance. The Company has entered into a 50% modified coinsurance agreement with Ohio National Life Insurance Company (ONLIC), an affiliated insurer.

                  EQUITY MARKET RISK is the risk related to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn.

                  The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The Company began offering the GMDB feature in 2003 and there are no reserves required at December 31, 2003.

                                       7                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)      BASIS OF PRESENTATION

                  The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices

                  The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The Department has adopted in part, the provisions of the revised manual. The Company has adopted the revised Accounting Practices and Procedures Manual, as modified by the Department.

                  The statutory basis capital and surplus of NSLAC as of December 31, 2003 and 2002 was $21,666 and $22,492,
                  respectively. The statutory net losses of NSLAC for the years ended December 31, 2003 and 2002 were $742 and $1,078, respectively.

         (b) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES AND INVESTMENT INCOME

                  Fixed maturity securities related to our funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying statements of operations. Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred federal income tax, are reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Fair value for fixed maturity securities generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of the investments.

                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the fair value of the

                                       8                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

                  collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Estimates for valuation allowances and other-than-temporary (OTI) declines of the fair value of invested assets are included in net realized gains and losses on investments.

                  Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for OTI declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an OTI impairment is recognized and the purchased beneficial interest is written down to fair value. OTI impairment losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates.

                  Interest is accrued as earned.

         (c)      RECOGNITION OF PREMIUM REVENUES

                  Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due.

                  Investment Products: Investment products consist of variable annuities. Revenues for investment products consist of policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period.

         (d)      DEFERRED POLICY ACQUISITION COSTS (DAC)

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for investment products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note [2(b)]).

                                       9                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

                  The Company's long-term assumption for net separate account performance is 8.57%. The Company assumes that the level of separate account assets resulting from market performance would revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.67% or in excess of 16.60% during the three-year reversion period.

                  Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         (e)      SEPARATE ACCOUNTS

                  Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed.

         (f)      FUTURE POLICY BENEFITS

                  Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 4).

                  Future policy benefits for investment products in the accumulation phase have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 4).

         (g)      BENEFITS PAYABLE

                  The liability for benefits payable includes estimates of amounts due on reported claims and claims that have been incurred but were not reported as of the balance sheet date. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of the balance sheet date.

                                       10                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         (h)      REINSURANCE

                  Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

         (i)      FEDERAL INCOME TAXES

                  The Company files a separate federal income tax return and utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

                  The terms of the purchase agreement reached with Security Life of Denver Insurance Company on May 3, 2001 and the Company's election of Internal Revenue Code Section 338(h)(10), enabled the sale of the Company to SMON to be treated as a sale of an asset. Accordingly, the Company has not made any provision for income taxes as of December 31, 2003 and 2002.

         (j)      CASH EQUIVALENTS

                  For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

         (k)      GOODWILL AND INTANGIBLE ASSETS

                  In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141, which supersedes Accounting Principles Board (APB) Opinion No. 16, Business Combinations, eliminates the pooling-of-interests method of accounting for business combinations except for qualifying business combinations that were initiated prior to July 1, 2001. SFAS No. 141 also changes the criteria to recognize intangible assets apart from goodwill. The requirements of SFAS No. 141 were effective for all business combinations completed after June 30, 2001.

                  Pursuant to SFAS No. 142, which supersedes APB Opinion No. 17, Intangible Assets, goodwill and indefinite lived intangible assets are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. The requirements of SFAS No. 142 were effective for fiscal years beginning after December 15, 2001.

                                       11                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

                  As a result of the acquisition of the Company for $23,389 by SMON on January 4, 2002, and in accordance with SFAS No. 141 and SFAS No. 142, all assets and liabilities were recorded at fair value, approximately $275 was recorded as indefinite lived intangible assets and $793 was recorded as goodwill. The indefinite lived intangible assets and goodwill are not subject to amortization but will be assessed for impairment in accordance with SFAS No. 142 (see note 12).

         (l)      USE OF ESTIMATES

                  In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

                  The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and those used in determining OTI declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (m)      RECLASSIFICATIONS

                  Certain amounts in the 2002 financial statements have been reclassified to conform to the 2003 presentation.

         (n)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIEs expected losses, residual returns or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The adoption of FIN 46 did not have a significant impact on the Company's results of operations or financial position.

                                       12                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

                  In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

                  In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition components of FIN 45 by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

                  In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

                  In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

                  In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and

                                       13                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

                  used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

                  The Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended as of January 1, 2001. The impact of adoption was not material to the financial position of the Company. In December of 2002, the Company became aware of an SEC position that certain co-insurance with funds withheld reinsurance contracts contained embedded derivatives. As such, the embedded derivative within these contracts would need to be bifurcated and accounted for following the provisions of SFAS No. 133. In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

                  In April 2003, the FASB issued DIG B36, which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

                  For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation

                                       14                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

                  methods will be determined by investment personnel of NSLAC. Any alternative valuation techniques employed will be consistent with those used by NSLAC for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by NSLAC for FAS 117 disclosures.

                  The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net loss by $53. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. For additional information about the impact of DIG B36, see note 10.

(3)      INVESTMENTS

         An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                      INVESTMENT      REALIZED GAINS (LOSSES)
                                                        INCOME            ON INVESTMENTS
                                                  ------------------    -------------------
                                                    2003        2002      2003         2002
                                                  -------      -----    --------       ----
Securities available-for-sale:
   Fixed maturities                               $ 1,153      1,188        (69)        45
Fixed maturity trading securities                     159         --          3         --
Mortgage loans on real estate                          66         17         (1)        --
Other                                                 (15)         1          1         --
Short-term                                             15         15         --         --
                                                  -------      -----    -------        ---
     Total                                          1,378      1,221        (66)        45

Investment income due to reinsurers                  (150)        --         --         --
Investment expenses                                   (47)       (41)        --         --
                                                  -------      -----    -------        ---
     Net investment income                        $ 1,181      1,180
                                                  =======      =====
     Net realized gains (losses) on investments                         $   (66)        45
                                                                        =======        ===

         There were no OTI impairment write-downs in 2003 or 2002.

         As part of the Company's adoption of DIG B36, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $53.

                                       15                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         The amortized cost and estimated fair value of securities available-for-sale and trading securities are as follows:

                                                             DECEMBER 31, 2003
                                               -----------------------------------------------
                                                            GROSS         GROSS
                                               AMORTIZED  UNREALIZED    UNREALIZED   ESTIMATED
                                                  COST      GAINS        LOSSES      FAIR VALUE
                                               ---------  ---------     ----------  ----------
Securities available-for-sale:
   Fixed maturities:
     U.S. Treasury securities and obligations
        of U.S. government corporations
        and agencies                            $ 3,299       224           --         3,523
     Debt securities issued by
        foreign governments                         274        --          (10)          264
     Corporate securities                        18,998       953         (162)       19,789
     Mortgage-backed securities                   3,317       155          (17)        3,455
                                                -------     -----         ----        ------

             Total fixed maturities             $25,888     1,332         (189)       27,031
                                                =======     =====         ====        ======

Trading securities
   Fixed maturities:
     U.S. Treasury securities and obligations
        of U.S. government corporations
        and agencies                            $    --        --           --            --
     Corporate securities                            --        --           --            --
     Mortgage-backed securities                   6,288        95          (99)        6,284
                                                -------     -----         ----        ------
             Total fixed maturities             $ 6,288        95          (99)        6,284
                                                =======     =====         ====        ======

                                                               DECEMBER 31, 2002
                                                ----------------------------------------------
                                                            GROSS         GROSS
                                               AMORTIZED  UNREALIZED    UNREALIZED     ESTIMATED
                                                  COST      GAINS         LOSSES      FAIR VALUE
                                               --------   ----------    ---------     ----------
Securities available-for-sale:
   Fixed maturities:
     U.S. Treasury securities and obligations
        of U.S. government corporations
        and agencies                            $ 3,337       314            --          3,651
     Corporate securities                        11,118       623          (412)        11,329
     Mortgage-backed securities                   5,614       118           (54)         5,678
                                                -------     -----          ----         ------

          Total fixed maturities                $20,069     1,055          (466)        20,658
                                                =======     =====          ====         ======

                                       16                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                       2003                                2002
                                                -------------------                        ----
Gross unrealized gain                           $             1,143                         589
Deferred federal income tax                                    (173)                       (206)
                                                -------------------                         ---
                                                $               970                         383
                                                ===================                         ===

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2003.

                                                                       AVAILABLE FOR SALE
                                                         -----------------------------------------------
                                                               AMORTIZED                       ESTIMATED
                                                                 COST                         FAIR VALUE
                                                         ---------------------                ----------
Due in one year or less                                  $                 446                     464
Due after one year through five years                                    8,939                   9,137
Due after five years through ten years                                  11,872                  12,604
Due after ten years                                                      4,631                   4,826
                                                         ---------------------                  ------
                                                         $              25,888                  27,031
                                                         =====================                  ======

         The Company typically will review any investments for potential OTI based on a number of factors. Each security subject to review under these parameters is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related primarily to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. First, the nature of the decline is analyzed to determine whether or not the issues involved are of a long term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume and industry-wide rating agency actions that may not be related to the risks and financial condition of a specific issuer. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery. Secondly, if a decline is deemed OTI, investment personnel analyze any underlying collateral protection to determine the Company's exposure to loss of principal. Collateral valuations may be done by either Company personnel or outside experts, depending on the nature of the collateral. Based upon the valuation of the underlying collateral as compared to the Company's principal exposure, a final determination is made regarding the need to recognize a loss on the security in question.

                                       17                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         Based upon analysis as described above, the Company believes that no securities reflected in the table below are other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                             LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                       ------------------------------     --------------------        ---------------------------
                                            FAIR            UNREALIZED    FAIR       UNREALIZED       FAIR              UNREALIZED
                                           VALUE              LOSSES      VALUE        LOSSES         VALUE               LOSSES
                                       -------------        ---------     -----      ----------       -----             ----------
Foreign government securities          $         264           (10)        --            --             264                 (10)
Corporate bonds                                6,628          (162)        --            --           6,628                (162)
                                       -------------          ----        -----      ----------       -----                ----
   Total impaired securities           $       6,892          (172)        --            --           6,892                (172)
                                       =============          ====        =====      ==========       =====                ====

         The proceeds from the sale of securities available-for-sale and trading securities (excluding calls) during 2003 and 2002, were $7,850 and $3,162, respectively. Gross realized (losses) and gains on those sales during 2003 and 2002 were $(66) and $45, respectively.

         Investments with an amortized cost of $1,645 and $1,771 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory agencies as required by law.

         The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosed mortgage loans during the years ended December 31, 2003 and 2002.

(4)      FUTURE POLICY BENEFITS

         The liability for future policy benefits for investment contracts (approximately 63% and 0% of the total liability for future policy benefits as of December 31, 2003 and 2002, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.25% for the year ended December 31, 2003 (no such products were sold in 2002).

         The liability for future policy benefits for traditional life products is based on the following mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.

(5)      FEDERAL INCOME TAX

         At December 31, 2003, the Company has available an unused net operating loss (NOL) of $1,478 that may be applied against future taxable income. The NOL expires on December 31, 2022.

         The difference between the expected tax benefit and the actual tax benefit is due to the recognition of a deferred tax asset valuation allowance for the NOL. The tax expense related to the cumulative effect of a change in accounting principle in 2003 was $28.

                                       18                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 relate to the following:

                                                                                 2003                       2002
                                                                            --------------                  -----
Deferred tax assets:
   Future policy benefits                                                   $        1,281                  2,633
   Capital loss carryforward                                                             9                     --
   NOL carryforward                                                                    222                    407
   Funds withheld-modco reinsurance                                                    995                     --
   Other                                                                                77                     19
                                                                            --------------                  -----
     Total gross deferred tax assets                                                 2,584                  3,059

   Less valuation allowance                                                           (237)                  (424)
                                                                            --------------                  -----
     Net deferred tax assets                                                         2,347                  2,635
                                                                            --------------                  -----
Deferred tax liabilities:

   Deferred policy acquisition costs                                                    23                     --
   Fixed maturity securities available-for-sale                                        173                    206
   Reinsurance recoverable                                                           2,161                  2,633
   Other                                                                               161                      2
                                                                            --------------                  -----
     Total gross deferred tax liabilities                                            2,518                  2,841
                                                                            --------------                  -----
     Net deferred tax liability                                             $         (171)                  (206)
                                                                            ==============                  =====

         The Company has determined that a deferred tax asset valuation allowance of $237 and $424 was needed as of December 31, 2003 and 2002, respectively. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities in making this assessment.

(6)      DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                       19                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS, BENEFITS PAYABLE - The carrying amount reported in the balance sheets for these instruments approximates their fair value.

         INVESTMENT SECURITIES - Fair value for fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of the investments.

         MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

         INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure requirements were as follows as of December 31, 2003:

                                                                  2003                                    2002
                                                      ----------------------------             --------------------------
                                                         CARRYING         ESTIMATED           CARRYING           ESTIMATED
                                                          AMOUNT          FAIR VALUE           AMOUNT            FAIR VALUE
                                                      --------------      ---------           --------           ----------
Assets:
   Investments:
     Fixed maturities available-for-sale              $       27,031        27,031             20,658              20,658
     Fixed maturity trading securities                         6,284         6,284                 --                  --
     Mortgage loans on real estate                               876           926                897                 897
     Short-term investments                                      410           410                510                 510
     Cash                                                        488           488              1,051               1,051
     Assets held in separate accounts                            912           912                 --                  --

Liabilities:
     Deferred annuity contracts                       $       12,900        12,603                 --                  --
     Reinsurance benefits payables                               799           799              1,500               1,500
     Liabilities related to separate accounts                    912           912                 --                  --

                                       20                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)


(7)      ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

         Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company had commercial mortgage loans with carry values of $876 and $897 as of December 31, 2003 and 2002, respectively. The valuation allowance for mortgages loans was $1 as of December 31, 2003 and 2002, respectively.

(8)      REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS

         NSLAC exceeds the minimum risk-based capital requirements as established by the NAIC as of December 31, 2003.

         The Company did not pay any dividends in 2003 or 2002. The Company cannot pay any dividends in 2004 without prior approval by the Department.

(9)      RELATED PARTY TRANSACTIONS

         During the fourth quarter of 2002, NSLAC received a capital contribution of $1,342 from SMON.

         As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company's business. Billings are determined by the Company's parent based upon the parent's judgment. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

         During 2002, NSLAC entered into separate administrative service agreements with ONLIC, a subsidiary of ONFS and Security Mutual. These agreements were approved by the Department. During 2002, NSLAC also entered into an investment management agreement with Ohio National Investments, Inc. (ONI), an affiliate. This agreement also was approved by the Department. During 2002, NSLAC entered into an underwriting agreement with Ohio National Equities, Inc. (ONEQ), an affiliate. The terms of the above agreements call for periodic cash settlements. The amounts that NSLAC owed ONLIC, Security Mutual, ONEQ and ONI as of December 31, 2003 and 2002 were as follows:

                                                              2003                         2002
                                                          -----------                      ----
ONLIC                                                     $       121                      585
Security Mutual                                                    45                      262
ONEQ                                                               26                       --
ONI                                                                --                       17
                                                          -----------                      ---
   Total service charges owed                             $       192                      864
                                                          ===========                      ===

                                       21                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         Charges for all services from ONLIC, Security Mutual, ONEQ and ONI for the years ended December 31, 2003 and 2002 were as follows:

                                                              2003                    2002
                                                         --------------              -----
ONLIC                                                    $        1,082              1,537
Security Mutual                                                     228                431
ONEQ                                                                152                 --
ONI                                                                  46                 17
                                                         --------------              -----
   Total service charges incurred                        $        1,508              1,985
                                                         ==============              =====

(10)     REINSURANCE

         The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company ceded 100% of the gross earned life and accident and health premiums during 2003 and 2002, respectively, as this business is in run-off.

         The Company has entered into a 50% modified coinsurance agreement with ONLIC, an affiliated insurer to facilitate the sale of variable annuity products. As these are deposit type products, there is no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of the FASB's Derivative Implementation Groups' Issue B36. Issue B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations. The Company has recorded a receivable related to this agreement of $6,905 as of December 31, 2003. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

         Amounts in the accompanying financial statements related to life and accident and health ceded business as of and for the years ended December 31, 2003 and 2002 are as follows:

                                                                       2003                     2002
                                                                  ---------------              -----
Premiums                                                          $         4,541              4,951
Benefits incurred                                                           6,208              5,304
Commission and expense allowances                                             221                227
Reinsurance recoverable:
   Reserves for future policy benefits                                     12,452              6,022
   Benefits payable                                                         1,957              1,500
   Paid losses and expense allowances due                                   1,158              1,841

                                       22                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         At December 31, 2003 and 2002, $6,755 and $7,491, respectively, of the Company's reinsurance recoverable on life reserves and benefits payable was retroceded to one reinsurer. The ceded reserves are fully collateralized by a letter of credit in the amount of $10,500. This letter of credit was established in accordance with the terms of the reinsurance agreement.

         To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of its retrocessionaires.

(11)     OTHER COMPREHENSIVE INCOME

         Other Comprehensive Income includes net income (loss) as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income (loss). The related before and after federal tax amounts for the years ended December 31, 2003 and 2002 were as follows:

                                                                                  2003                        2002
                                                                               ----------                     ----
Unrealized gains on securities available for sale arising
   during the period                                                           $      420                      589
Related Federal tax expense                                                           (63)                    (206)
Tax rate change                                                                       116                       --
                                                                               ----------                     ----
             Net                                                                      473                      383
                                                                               ----------                     ----
Less:
   Reclassification adjustment for:
     Net gains on securities available for sale realized during the period:
          Gross                                                                      (187)                      --
          Related Federal tax expense                                                  28                       --
     Securities transferred from available for sale to trading:
          Gross                                                                        53                       --
          Related Federal tax expense                                                  (8)                      --
                                                                               ----------                     ----
             Net                                                                     (114)                      --
                                                                               ----------                     ----
             Total other comprehensive income                                  $      587                      383
                                                                               ==========                     ====

(12)     GOODWILL AND OTHER INTANGIBLE ASSETS

         As a result of the acquisition by SMON in 2002, the Company identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142.

                                       23                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                             (dollars in thousands)

         The following table illustrates the intangible assets and goodwill associated with the purchase and their carrying value as of December 31, 2003 and 2002, respectively:

                                                                           2003                            2002
                                                                      --------------                      -----
Unamortizable intangible assets:
   Insurance licenses                                                 $           275                       275
   Goodwill                                                                       793                       793
                                                                      ---------------                     -----
                                                                      $         1,068                     1,068
                                                                      ===============                     =====

         The Company's review of intangible assets and goodwill included reassessing the fair value of the assets. Based on that review, the Company determined that there was no impairment required to be recognized for the years ended December 31, 2003 and 2002.

(13)     SUBSEQUENT EVENTS

         On February 10, 2004, Security Mutual (a 48.8% owner of SMON Holdings, Inc.) and ONLIC (a wholly owned subsidiary of Ohio National Financial Services, Inc., owner of 51.2% of SMON Holdings, Inc.) entered into a Stock Purchase Agreement providing for the adoption by the Security Mutual Board of Directors of a Plan of Reorganization for converting Security Mutual from a mutual life insurance company into a stock life insurance company and the purchase of Security Mutual by ONLIC following the conversion.

         During the first quarter of 2004, the Company exercised its right to cash the $10,530 letter of credit guaranteeing $6,755 of reserves credited to SCOR VIE, a foreign insurer.

                              FINANCIAL STATEMENTS
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
           (FORMERLY "FIRST ING LIFE INSURANCE COMPANY OF NEW YORK")

                                DECEMBER 31, 2001
                       WITH REPORT OF INDEPENDENT AUDITORS

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                                    CONTENTS

Report of Independent Auditors .................................... 3
Audited Financial Statements
Balance Sheet ..................................................... 4
Statement of Operations ........................................... 5
Statement of Stockholder's Equity ................................. 6
Statement of Cash Flows ........................................... 7
Notes to Financial Statements ..................................... 8

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors and Stockholder
National Security Life and Annuity Company
(formerly known as First ING Life Insurance Company of New York)

We have audited the accompanying balance sheet of National Security Life and Annuity Company (a subsidiary of SMON Holdings, Inc. as of January 4, 2002), formerly known as First ING Life Insurance Company of New York, (a wholly-owned subsidiary of Security Life of Denver Insurance Company) as of December 31, 2001, and the related statements of operations, stockholder's equity, and cash flows for the year then ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company at December 31, 2001, and the results of its operations and its cash flows for the year then ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                   /s/ Ernst & Young LLP

March 15, 2002

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEET
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)

                                                                    DECEMBER 31
                                                                    -----------
                                                                       2001
                                                                    -----------
ASSETS
Fixed maturity investments, at fair value
 (amortized cost - $18,041) .......................................    $ 18,447
Cash and cash equivalents .........................................       4,937
Accrued investment income .........................................         331
Reinsurance recoverable:
  Paid benefits ...................................................         234
  Unpaid benefits .................................................       8,479
Other assets ......................................................          58
Deferred income taxes .............................................          --
                                                                       --------
Total assets ......................................................    $ 32,486
                                                                       ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits:
       Life reserves ..............................................    $  7,510
       Unpaid claims ..............................................       1,443
                                                                       --------
  Total future policy benefits ....................................       8,953
  Reinsurance payables ............................................         340
  Accounts payable and accrued expenses ...........................          25
  Amounts due to former affiliates ................................          93
  Current federal income taxes payable ............................           5
  Deferred tax liability ..........................................         133
  Other liabilities ...............................................          79
                                                                       --------
Total liabilities .................................................       9,628
Commitments and contingent liabilities
Stockholder's equity:
  Common stock, $250 par value; Authorized -
     10,000 shares
     Issued and outstanding - 10,000 shares .......................       2,500
  Additional paid-in capital ......................................      21,930
  Retained earnings deficit .......................................      (1,832)
  Accumulated other comprehensive income ..........................         260
                                                                       --------
Total stockholder's equity ........................................      22,858
                                                                       --------
Total liabilities and stockholder's equity ........................    $ 32,486
                                                                       ========

                            See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENT OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                            YEAR ENDED
                                                            DECEMBER 31
                                                               2001
                                                            -----------
Revenues:
  Premiums and annuities .................................   $    --
  Reinsurance premiums assumed ...........................     4,881
                                                             -------
                                                               4,881
  Reinsurance ceded premiums .............................    (4,881)
                                                             -------
                                                                  --
  Net investment income ..................................     1,275
  Net realized gains (losses) on investments .............       552
  Miscellaneous expense ..................................       (17)
                                                             -------
Total revenues ...........................................     1,810
Benefits and expenses:
  Benefits:
     Death benefits ......................................     6,900
     Other benefits ......................................        91
     Increase (decrease) in policy reserves and other
      funds ..............................................         9
     Reinsurance recoveries ..............................    (6,991)
                                                             -------
                                                                   9
  Expenses:
     Commissions .........................................      (154)
     Insurance operating expenses ........................       520
                                                             -------
Total benefits and expenses ..............................       375
                                                             -------
Income before income taxes ...............................     1,435
Federal income tax expense ...............................       647
                                                             -------
Net income ...............................................   $   788
                                                             =======

                             See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                       STATEMENT OF STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                                        ACCUMULATED
                                                             ADDITIONAL    RETAINED        OTHER            TOTAL
                                                  COMMON      PAID-IN      EARNINGS    COMPREHENSIVE    STOCKHOLDER'S
                                                  STOCK       CAPITAL      DEFICIT     INCOME (LOSS)       EQUITY
                                                  ------     ----------    --------    -------------    -------------

Balance at January 1, 2001 ..................     2,500        21,930       (2,620)          162            21,972
  Comprehensive income:
     Net income .............................        --            --          788            --               788
     Change in net unrealized investment
       gains, net of income taxes of $53.....        --            --           --            98                98
                                                                                                           -------
       Total comprehensive income ...........        --            --           --            --               886
                                                -------       -------      -------       -------           -------
Balance at December 31, 2001 ................   $ 2,500       $21,930      $(1,832)      $   260           $22,858
                                                =======       =======      =======       =======           =======


                             See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENT OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                     YEAR ENDED
                                                                     DECEMBER 31
                                                                        2001
                                                                     ----------
OPERATING ACTIVITIES
Net income ........................................................   $    788
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
  Net realized (gain) loss on sale of investments .................       (552)
  Deferred federal income taxes ...................................         87
  Amortization of fixed maturity investments ......................         47
  Changes in operating assets and liabilities:
     Future policy benefits .......................................     (1,081)
     Accounts payable and accrued expenses ........................        (86)
     Current federal income taxes payable .........................        (79)
     Accrued investment income ....................................         42
     Reinsurance recoverable/payables .............................      2,506
     Due and unpaid premiums ......................................         --
     Other, net ...................................................          4
                                                                      --------
Net cash and cash equivalents provided by (used in)
  operating activities ............................................      1,676
INVESTING ACTIVITIES
Proceeds from sales, maturities, or repayments of fixed
  maturity investments ............................................     18,267
Purchase of fixed maturity investments,
  available-for-sale ..............................................    (14,748)
                                                                       -------
Net cash and cash equivalents provided by (used in)
  investing activities ............................................      3,519
FINANCING ACTIVITIES
Increase (decrease) in indebtedness to related parties ............       (127)
Dividend ..........................................................         --
                                                                      --------
Net cash and cash equivalents (used in) provided by
  financing activities ............................................       (127)
                                                                      --------
Net increase (decrease) in cash and cash equivalents ..............      5,068
Cash and cash equivalents at beginning of year ....................       (131)
                                                                      --------
Cash and cash equivalents at end of year ..........................   $  4,937
                                                                      ========


                             See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

National Security Life and Annuity Company (the "Company"), formerly known as First ING Life Insurance Company of New York, is domiciled in New York and is a subsidiary of SMON Holdings, Inc. as of January 4, 2002. SMON Holdings, Inc. is owned by Ohio National Financial Services, Inc. and Security Mutual Life Insurance Company of New York.

On May 3, 2001, Security Life of Denver Insurance Company (the former "Parent" of the Company), entered into a stock purchase agreement with Security Mutual Life Insurance Company of New York, Ohio National Financial Services, Inc., and SMON Holdings, Inc. to sell First ING Life Insurance Company of New York to SMON Holdings, Inc. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

The Company's principal business is to assume and retrocede life and accident and health reinsurance. The Company stopped issuing health and stop loss products in 1999 and there were no health and stop loss policies in force at the end of 2000. The Company is licensed to do business in 20 states and the District of Columbia.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

BASIS OF PRESENTATION

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments are presented on the following bases:

The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase.

Debt securities not classified as held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gain or loss, net of tax, reported in the accumulated other comprehensive income (loss) component of stockholder's equity.

The Company does not hold debt securities classified as held-to-maturity or trading.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest is included in net investment income as earned. For loan-

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current interest rate and economic environment. The retrospective interest method is used to value all such securities except for high-risk asset backed securities, which are valued using the prospective method.

Realized gains and losses, and declines in value judged to be other-than-temporary are recognized in net income. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES

Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due.

For accident and health policies, gross premiums are prorated over the contract term of the policies with the unearned premium included in the policy reserves.

FUTURE POLICY BENEFITS

The liabilities for traditional life and accident and health benefits and expenses are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates ranged from 3% to 6% at December 31, 2001.

UNPAID CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed.

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect temporary differences between financial reporting and tax bases of assets and liabilities using the enacted marginal tax rates and laws that are currently in effect.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CASH FLOW INFORMATION

For purposes of the statement of cash flows, cash and cash equivalents include cash on hand, demand deposits and short-term fixed maturity investments (maturity less than 90 days from date of purchase). No interest was paid in 2001.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement 133, Accounting for Derivative Instruments and Hedging Activities and its amendments Statements 137, Accounting for Derivative Investments and Hedging Activities, deferral of the effective date of FASB Statement No. 133 and 138, Accounting for Derivative Instruments and Certain Hedging Activities issued in June 1999 and June 2000, respectively (collectively referred to as Statement 133). The statement requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

The Company adopted Statement 133 on January 1, 2001. The cumulative effect of this adoption had no significant effect on the Company's financial position or results of operations.

In June 2001, the FASB issued Statements 141, Business Combinations, and 142, Goodwill and Other Intangible Assets (collectively, the Statements). Statement 141, which supersedes APB Opinion No. 16, Business Combinations, eliminates the pooling-of-interests method of accounting for business combinations except for qualifying business combinations that were initiated prior to July 1, 2001. Statement 141 also changes the criteria to recognize intangible assets apart from goodwill. The requirements of Statement 141 are effective for all business combinations completed after June 30, 2001.

Statement 142, which supersedes APB Opinion No. 17, Intangible Assets, Goodwill and Indefinite Lived Intangible Assets are no longer amortized but are reviewed annually, or more frequently if impairment indicators arise, for impairment. The amortization provisions of Statement 142 apply to goodwill and intangible assets acquired after June 30, 2001. With respect to goodwill and intangible assets acquired prior to July 1, 2001, the amortization provisions of Statement 142 are effective upon adoption of Statement 142. Statement 142 is required to be adopted in fiscal years beginning after December 15, 2001.

As a result of the acquisition of the Company by SMON Holdings, Inc. on January 4, 2002, the Company will apply the accounting rules of the Statements 141 and 142 in its 2002 financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENTS

The amortized cost and fair value of investments in fixed maturities are as follows at December 31, 2001 (see Note 9 for method of determining fair value):

                                                                                GROSS        GROSS
                                                              AMORTIZED       UNREALIZED   UNREALIZED        FAIR
                                                                COST            GAINS        LOSSES          VALUE
                                                              ---------       ----------   ----------        -----
                                                                          (IN THOUSANDS)
At December 31, 2001:
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies .........        $ 3,874        $    97        $    32        $ 3,939
  Corporate securities .................................          7,094            197             24          7,267
  Asset-backed securities ..............................          7,073            189             21          7,241
                                                                -------        -------        -------        -------
Total fixed maturities .................................        $18,041        $   483        $    77        $18,447
                                                                =======        =======        =======        =======





The amortized cost and fair value of investments in fixed maturities at December 31, 2001, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          AMORTIZED      FAIR
                                                            COST         VALUE
                                                          ---------      -----
                                                            (IN THOUSANDS)
Available-for-sale:
  Due in one year or less ........................        $    --        $    --
  DUE AFTER ONE YEAR THROUGH FIVE YEARS ..........          3,775          3,950
  DUE AFTER FIVE YEARS THROUGH TEN YEARS .........            977          1,081
  DUE AFTER TEN YEARS ............................          6,216          6,175
                                                          -------        -------
                                                           10,968         11,206
  OTHER ASSET-BACKED SECURITIES ..................          7,073          7,241
                                                          -------        -------
TOTAL AVAILABLE-FOR-SALE .........................        $18,041        $18,447
                                                          =======        =======

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Changes in unrealized gains (losses) on investments in fixed maturities for the year ended December 31 are summarized as follows:

                                                        2001
                                                        ----
                                                    (IN THOUSANDS)
Gross unrealized gains .........................        $ 483
Gross unrealized losses ........................           77
                                                        -----
Net unrealized gains (losses) ..................          406
Deferred income tax (expense) benefit ..........         (146)
                                                        -----
Net unrealized gains (losses) after taxes ......          260
Less: balance at beginning of year .............          162
                                                        -----
Change in net unrealized gains (losses) on fixed
  maturities ...................................        $  98
                                                        =====

Major categories of investment income for the year ended December 31 are summarized as follows:

                                                       2001
                                                       ----
                                                 (IN THOUSANDS)
Fixed maturities ............................        $ 1,307
Other investments ...........................             31
                                                     -------
                                                       1,338
Investment expenses .........................            (63)
                                                     -------
Net investment income .......................        $ 1,275
                                                     =======

Fixed maturity securities available-for-sale with fair values at the date of sale of $17,934,000 were sold during 2001. Gross gains of $595,000 and gross losses of $43,000 were realized on those sales during 2001.

As part of its overall investment management strategy, the Company had not entered into any agreements to purchase or sell securities as of December 31, 2001.

At December 31, 2001, fixed maturities with an amortized cost of $1,786,000 were on deposit with various state insurance departments to meet regulatory requirements.

At December 31, 2001 the Company held fixed maturities in trust for the benefit of the policyholders of one of the reinsurers. The market value of these fixed maturities was $2,166,000.

The Company did not hold any less-than-investment-grade bonds at December 31, 2001.

3. REINSURANCE

The Company is involved in both retroceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2001, the Company's retention limit for acceptance of risk on assumed life insurance policies had been set at various levels up to $150,000.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of its retrocessionaires.

At December 31, 2001, $8,375,000 of the Company's future policy benefits were retroceded to one reinsurer. This represents 94% of the gross reserves at December 31, 2001. The ceded reserves are fully collateralized by a letter of credit.

4. INCOME TAXES

As of December 31, 2001, the Company joined in the filing of a consolidated federal income tax return with its former parent, ING America Insurance Holdings, Inc., and other former U.S. affiliates. Taxes are allocated by a written tax sharing agreement, which was revised effective January 1, 1996. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING America Insurance Holdings, Inc. for its respective share of the consolidated Federal income tax liability for each taxable year subject to the tax sharing agreement. Under the tax sharing agreement, each member will have the Federal income tax liability or receivable that the member would have had for the period had it filed a separate return.

The Company's tax accruals have been made consistent with the tax sharing agreement.

For financial reporting purposes, federal income tax expense consists of the following:

                                                             2001
                                                             ----
                                                           (DOLLARS
                                                         IN THOUSANDS)
Current ..............................................       $560
Deferred .............................................         87
                                                             ----
Federal income tax expense ...........................       $647
                                                             ====

In 2001, the Company's effective income tax rate varies from the statutory federal income tax rate primarily as a result of a true-up of the tax provision with affiliated companies relating to prior years.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                                   2001
                                                                   ----
                                                              (IN THOUSANDS)
Net operating loss carryforwards .........................        $  --
Deferred policy acquisition costs ........................           18

Gross deferred tax asset .................................           18
Net unrealized investment gains ..........................         (142)
Other reserves ...........................................           --
Other temporary differences ..............................           (9)
                                                                  -----
Gross deferred tax liability .............................         (151)
Net deferred tax (liability) asset .......................        $(133)
                                                                  =====

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company had net federal income tax payments of $639,000 during 2001.

The Policyholder's Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gains from operations" which were not subject to current taxation under the Life Insurance Tax Act of 1959. At December 31, 2001, the balance in this account for tax return purposes was approximately $188,500. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholder's Surplus Account exceed certain limits or if distributions to the stockholder exceed amounts in the Stockholder's Surplus Account, to the extent of such excess amount or excess distributions as determined for income tax purposes, amounts in the Policyholder's Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax which would be paid at the current tax rate is $66,000. The Company does not anticipate any such action or foresee any events that would result in such tax.

5. STATUTORY-BASIS ACCOUNTING PRACTICES

The Company prepares statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices (SAP) encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of New York has adopted in part, the provisions of the revised manual. The revised manual has changed, to some extent, prescribed SAP and has resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The Company adopted the revised Accounting Practices and Procedures Manual, as modified by the State of New York Insurance Department, on January 1, 2001. The cumulative effect of this adoption had no significant effect on the financial position or results of operations.

The Company is required to identify those significant accounting practices that are permitted and obtain written approval of the practice from the Insurance Department of its state of domicile. As of December 31, 2001, the Company had no significant permitted accounting practices.

Stockholder's equity, determined in accordance with SAP, was $21,544,000 at December 31, 2001. Net income determined in accordance with SAP was $504,000 for the year ended December 31, 2001.

The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2001, the Company exceeded all minimum RBC requirements.

In its state of domicile, the Company is required to maintain minimum statutory paid-in capital of $1,000,000 and paid-in surplus of at least 50% of the paid-in capital. The Company exceeded its minimum statutory capital and surplus requirements at December 31, 2001. Additionally, the amount of dividends which can be paid by the Company to its stockholder is subject to prior approval by the New York Department of Insurance based on its review of the Company's financial condition. In 2001, the Company did not pay any stockholder dividends.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is not currently a party to any pending or threatened lawsuits and is not aware of any material contingent liabilities.

7. FINANCING ARRANGEMENT

Prior to January 4, 2002, the Company had a line of credit of $10,000,000 to provide short-term liquidity. The amount of funds available under this line is reduced by borrowings of certain former affiliates also party to the agreement. Interest on all loans is based on the cost of funds incurred by the lender plus ..25%. The Company had no outstanding borrowings under this agreement at December 31, 2001.

The Company is the beneficiary of two separate renewable letters of credit totaling $10,600,000. These letters of credit were established in accordance with the terms of certain reinsurance agreements. Both letters of credit were unused during 2001.

8. RELATED PARTY TRANSACTIONS

The Company obtained administrative, investment and other operating services from its former parent. Amounts expensed for these services were $365,000 in 2001.

The Company also had an Investment Advisory Agreement with a former affiliate whereby it receives investment and portfolio management services for a fee. Total fees under the agreement were approximately $63,000 for 2001.

The Company has a reinsurance contract with its former parent to assume the reserves on a block of whole life insurance policies. The assumed reserves at December 31, 2001 were $473,000.

The Company has a reinsurance contract with a former affiliate to assume the reserves on a block of whole life insurance policies. The assumed reserves at December 31, 2001 were $445,000.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Accounting standards require the disclosure of fair values for certain financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and in many cases could not be realized in immediate settlement of the instrument. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments are excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments:

          FIXED MATURITIES: The fair values for fixed maturities are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of collateralized mortgage obligations, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of fixed maturities was $18,447,000 at December 31, 2001. The amortized cost of fixed maturities was $18,041,000 at December 31, 2001.


          The carrying values of cash and cash equivalents, accrued investment income, reinsurance recoverables and all other financial instruments approximate their fair values.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
6,034 Shares (Cost $137,316)................................     $149,514               $149,514
Money Market Subaccount
4,140 Shares (Cost $41,396).................................       41,396                 41,396
Bond Subaccount
4,922 Shares (Cost $53,032).................................       52,665                 52,665
International Subaccount
14,485 Shares (Cost $114,507)...............................      126,166                126,166
International Small Co. Subaccount
91 Shares (Cost $1,066).....................................        1,116                  1,116
Small Cap Growth Subaccount
1,885 Shares (Cost $12,845).................................       13,834                 13,834
Blue Chip Subaccount
80 Shares (Cost $722).......................................          809                    809
High Income Bond Subaccount
2,605 Shares (Cost $19,917).................................       20,421                 20,421

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
653 Shares (Cost $10,594)...................................       12,394                 12,394

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
312 Shares (Cost $3,560)....................................        3,591                  3,591
US Real Estate Subaccount
1,475 Shares (Cost $21,322).................................       22,915                 22,915

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
100 Shares (Cost $915)......................................          997                    997
Core US Equity Subaccount
2,502 Shares (Cost $25,269).................................       27,322                 27,322
Capital Growth Subaccount
619 Shares (Cost $5,562)....................................        5,936                  5,936

LAZARD RETIREMENT SERIES, INC.:
Small Cap Subaccount
1,306 Shares (Cost $18,965).................................       19,216                 19,216

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
4,053 Shares (Cost $39,582).................................     $ 42,961               $ 42,961
Jennison Subaccount
361 Shares (Cost $5,571)....................................        5,936                  5,936

UBS SERIES TRUST:
Tactical Allocation Subaccount
470 Shares (Cost $5,282)....................................        5,776                  5,776

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CL 2:
VIP Mid Cap Subaccount
46 Shares (Cost $1,066).....................................        1,106                  1,106
VIP Contrafund Subaccount
386 Shares (Cost $8,109)....................................        8,845                  8,845
VIP Growth Subaccount
1,265 Shares (Cost $38,060).................................       38,862                 38,862

JANUS ASPEN SERIES -- SERVICE SHARES:
Balanced Subaccount
43 Shares (Cost $958).......................................        1,022                  1,022

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
422 Shares (Cost $5,412)....................................        5,936                  5,936
Mid Cap Value Subaccount
2,509 Shares (Cost $49,935).................................       54,172                 54,172

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
210 Shares (Cost $2,870)....................................        2,905                  2,905
Total Return Subaccount
2,104 Shares (Cost $38,491).................................       40,905                 40,905

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
3,983 Shares (Cost $48,879).................................       49,232                 49,232
Total Return Subaccount
8,060 Shares (Cost $83,811).................................       83,503                 83,503
Global Bond Subaccount
809 Shares (Cost $10,020)...................................       10,544                 10,544

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
ROYCE CAPITAL FUND:
Micro-Cap Subaccount
943 Shares (Cost $9,855)....................................     $ 10,274               $ 10,274
Small-Cap Subaccount
3,483 Shares (Cost $25,731).................................       26,434                 26,434

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE SHARES:
Appreciation Subaccount
726 Shares (Cost $23,477)...................................       24,892                 24,892
                                                                 --------               --------

TOTALS......................................................     $911,597               $911,597
                                                                 ========               ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS      FROM COMMENCEMENT OF OPERATIONS ON MARCH 18, 2003
                                                            TO DECEMBER 31, 2003

                                                                    OHIO NATIONAL FUND, INC.
                                -------------------------------------------------------------------------------------------------
                                                   MONEY                                             INTERNATIONAL     SMALL CAP
                                  EQUITY           MARKET             BOND         INTERNATIONAL       SMALL CO.         GROWTH
                                SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                ----------     --------------     ------------     -------------     -------------     ----------
                                   2003             2003              2003             2003              2003             2003
                                ----------     --------------     ------------     -------------     -------------     ----------
Investment activity:
  Reinvested dividends........   $    35          $    93           $   970           $     0           $     0         $     0
  Risk & administrative
     expense (note 3).........      (385)            (194)             (121)             (354)                0             (50)
                                 -------          -------           -------           -------           -------         -------
     Net investment
       activity...............      (350)            (101)              849              (354)                0             (50)
                                 -------          -------           -------           -------           -------         -------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital
       gains..................         0                0                 0                 0                 0               0
     Realized gain (loss).....       (21)               2                (3)            1,436                 0              10
     Unrealized gain (loss)...    12,198                0              (367)           11,660                50             989
                                 -------          -------           -------           -------           -------         -------
       Net gain (loss) on
          investments.........    12,177                2              (370)           13,096                50             999
                                 -------          -------           -------           -------           -------         -------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations........   $11,827          $   (99)          $   479           $12,742           $    50         $   949
                                 =======          =======           =======           =======           =======         =======

                                 OHIO NATIONAL FUND, INC.
                                --------------------------
                                               HIGH INCOME
                                BLUE CHIP         BOND
                                SUBACCOUNT     SUBACCOUNT
                                ----------     -----------
                                   2003           2003
                                ----------     -----------
Investment activity:
  Reinvested dividends........   $     3         $   505
  Risk & administrative
     expense (note 3).........        (8)            (64)
                                 -------         -------
     Net investment
       activity...............        (5)            441
                                 -------         -------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital
       gains..................         0               0
     Realized gain (loss).....       (17)             16
     Unrealized gain (loss)...        87             504
                                 -------         -------
       Net gain (loss) on
          investments.........        70             520
                                 -------         -------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations........   $    65         $   961
                                 =======         =======

                                                  STRONG
                                                 VARIABLE
                                                INSURANCE             VAN KAMPEN UNIVERSAL
                                               FUNDS, INC.       INSTITUTIONAL FUNDS - CLASS II
                                              --------------     ------------------------------
                                                                  CORE PLUS          US REAL
                                              OPPORTUNITY II     FIXED INCOME        ESTATE
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                              --------------     ------------     -------------
                                                   2003              2003             2003
                                              --------------     ------------     -------------
Investment activity:
  Reinvested dividends......................     $     8           $     0           $     0
  Risk & administrative expense (note 3)....         (66)              (47)              (66)
                                                 -------           -------           -------
     Net investment activity................         (58)              (47)              (66)
                                                 -------           -------           -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............           0                 0                 0
     Realized gain (loss)...................        (164)              536                (1)
     Unrealized gain........................       1,800                31             1,593
                                                 -------           -------           -------
       Net gain on investments..............       1,636               567             1,592
                                                 -------           -------           -------
          Net increase in contract owners'
            equity from operations..........     $ 1,578           $   520           $ 1,526
                                                 =======           =======           =======


                                                                                                 LAZARD
                                                                                               RETIREMENT
                                                GOLDMAN SACHS VARIABLE INSURANCE TRUST        SERIES, INC.
                                              -------------------------------------------     ------------
                                                GROWTH &         CORE US        CAPITAL          SMALL
                                                 INCOME           EQUITY         GROWTH           CAP
                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                              -------------     ----------     ----------     ------------
                                                  2003             2003           2003            2003
                                              -------------     ----------     ----------     ------------
Investment activity:
  Reinvested dividends......................     $    12         $   153        $    13         $     0
  Risk & administrative expense (note 3)....         (11)            (66)           (27)             (6)
                                                 -------         -------        -------         -------
     Net investment activity................           1              87            (14)             (6)
                                                 -------         -------        -------         -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............           0               0              0               0
     Realized gain (loss)...................          80             (29)           (43)              0
     Unrealized gain........................          82           2,053            374             251
                                                 -------         -------        -------         -------
       Net gain on investments..............         162           2,024            331             251
                                                 -------         -------        -------         -------
          Net increase in contract owners'
            equity from operations..........     $   163         $ 2,111        $   317         $   245
                                                 =======         =======        =======         =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS      FROM COMMENCEMENT OF OPERATIONS ON MARCH 18, 2003
                                                            TO DECEMBER 31, 2003

                                                  THE PRUDENTIAL SERIES        UBS SERIES
                                                        FUND, INC.               TRUST
                                                --------------------------     ----------
                                                 JENNISON                       TACTICAL
                                                20/20 FOCUS      JENNISON      ALLOCATION
                                                SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                -----------     ----------     ----------
                                                   2003            2003           2003
                                                -----------     ----------     ----------
Investment activity:
  Reinvested dividends........................    $    0          $    0         $    0
  Risk & administrative expense (note 3)......      (117)            (19)           (22)
                                                  ------          ------         ------
     Net investment activity..................      (117)            (19)           (22)
                                                  ------          ------         ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................         0               0              0
     Realized gain (loss).....................       108             (14)             0
     Unrealized gain..........................     3,380             365            494
                                                  ------          ------         ------
       Net gain on investments................     3,488             351            494
                                                  ------          ------         ------
          Net increase in contract owners'
            equity from operations............    $3,371          $  332         $  472
                                                  ======          ======         ======

                                                                                              JANUS ASPEN
                                                 FIDELITY VARIABLE INSURANCE PRODUCTS -         SERIES -
                                                           FUND SERVICE CL 2                 SERVICE SHARES
                                                ----------------------------------------     --------------
                                                   VIP            VIP            VIP
                                                 MID-CAP       CONTRAFUND       GROWTH          BALANCED
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                ----------     ----------     ----------     --------------
                                                   2003           2003           2003             2003
                                                ----------     ----------     ----------     --------------
Investment activity:
  Reinvested dividends........................    $    0         $    0         $    0           $    9
  Risk & administrative expense (note 3)......        (1)           (31)           (13)              (5)
                                                  ------         ------         ------           ------
     Net investment activity..................        (1)           (31)           (13)               4
                                                  ------         ------         ------           ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................         0              0              0                0
     Realized gain (loss).....................         0              1              0                0
     Unrealized gain..........................        40            736            802               64
                                                  ------         ------         ------           ------
       Net gain on investments................        40            737            802               64
                                                  ------         ------         ------           ------
          Net increase in contract owners'
            equity from operations............    $   39         $  706         $  789           $   68
                                                  ======         ======         ======           ======

                                                                                  MFS VARIABLE INSURANCE
                                                 J.P. MORGAN SERIES TRUST II       TRUST - SERVICE CLASS
                                                 ---------------------------     -------------------------
                                                    SMALL          MID CAP          NEW           TOTAL
                                                   COMPANY          VALUE        DISCOVERY        RETURN
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -----------     -----------     ----------     ----------
                                                    2003            2003            2003           2003
                                                 -----------     -----------     ----------     ----------
Investment activity:
  Reinvested dividends.........................    $    0          $    0          $    0         $    0
  Risk & administrative expense (note 3).......       (23)           (174)             (1)          (143)
                                                   ------          ------          ------         ------
     Net investment activity...................       (23)           (174)             (1)          (143)
                                                   ------          ------          ------         ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................         0               0               0              0
     Realized gain (loss)......................       (48)            (13)             10             28
     Unrealized gain (loss)....................       524           4,237              36          2,413
                                                   ------          ------          ------         ------
       Net gain on investments.................       476           4,224              46          2,441
                                                   ------          ------          ------         ------
          Net increase in contract owners'
            equity from operations.............    $  453          $4,050          $   45         $2,298
                                                   ======          ======          ======         ======

                                                     PIMCO VARIABLE INSURANCE TRUST -
                                                          ADMINISTRATIVE SHARES
                                                 ----------------------------------------
                                                    REAL          TOTAL          GLOBAL
                                                   RETURN         RETURN          BOND
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ----------     ----------     ----------
                                                    2003           2003           2003
                                                 ----------     ----------     ----------
Investment activity:
  Reinvested dividends.........................    $  174        $   519        $    82
  Risk & administrative expense (note 3).......      (253)          (292)           (52)
                                                   ------        -------        -------
     Net investment activity...................       (79)           227             30
                                                   ------        -------        -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................       969            553             50
     Realized gain (loss)......................        30              8              1
     Unrealized gain (loss)....................       353           (308)           523
                                                   ------        -------        -------
       Net gain on investments.................     1,352            253            574
                                                   ------        -------        -------
          Net increase in contract owners'
            equity from operations.............    $1,273        $   480        $   604
                                                   ======        =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS      FROM COMMENCEMENT OF OPERATIONS ON MARCH 18, 2003
                                                            TO DECEMBER 31, 2003

                                                                                               DREYFUS
                                                                                               VARIABLE
                                                                                              INVESTMENT
                                                                                                FUND -
                                                                 ROYCE CAPITAL FUND         SERVICE SHARES
                                                              -------------------------     --------------
                                                              MICRO-CAP      SMALL-CAP       APPRECIATION
                                                              SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                              ----------     ----------     --------------
                                                                 2003           2003             2003
                                                              ----------     ----------     --------------
Investment activity:
  Reinvested dividends......................................    $    0         $    0           $  209
  Risk & administrative expense (note 3)....................       (23)           (62)             (62)
                                                                ------         ------           ------
     Net investment activity................................       (23)           (62)             147
                                                                ------         ------           ------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................       233          1,238                0
     Realized gain (loss)...................................        19            (23)              (8)
     Unrealized gain........................................       418            702            1,416
                                                                ------         ------           ------
       Net gain on investments..............................       670          1,917            1,408
                                                                ------         ------           ------
          Net increase in contract owners' equity from
            operations......................................    $  647         $1,855           $1,555
                                                                ======         ======           ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                                 OHIO NATIONAL FUND, INC.
                               ---------------------------------------------------------------------------------------------
                                                                                                INTERNATIONAL     SMALL CAP
                                 EQUITY       MONEY MARKET        BOND        INTERNATIONAL       SMALL CO.         GROWTH
                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                               ----------     ------------     ----------     -------------     -------------     ----------
                                  2003            2003            2003            2003              2003             2003
                               ----------     ------------     ----------     -------------     -------------     ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....   $   (350)     $       (101)     $    849      $       (354)       $     (0)        $    (50)
  Reinvested capital gains...          0                 0             0                 0               0                0
  Realized gain (loss).......        (21)                2            (3)            1,436               0               10
  Unrealized gain (loss).....     12,198                 0          (367)           11,660              50              989
                                --------      ------------      --------      ------------        --------         --------
     Net increase (decrease)
       in contract owners'
       equity from
       operations............     11,827               (99)          479            12,742              50              949
                                --------      ------------      --------      ------------        --------         --------
Equity transactions:
  Contract purchase payments
     (note 1)................    106,063            12,805         5,510            96,673               0           12,885
  Transfers from fixed &
     other subaccounts.......     41,213           317,507        52,842            90,164           1,066                0
  Transfers to fixed & other
     subaccounts.............     (9,589)         (288,817)       (6,166)          (73,413)              0                0
                                --------      ------------      --------      ------------        --------         --------
     Net equity
       transactions..........    137,687            41,495        52,186           113,424           1,066           12,885
                                --------      ------------      --------      ------------        --------         --------
       Net change in contract
          owners' equity.....    149,514            41,396        52,665           126,166           1,116           13,834
Contract owners' equity:
  Beginning of period........          0                 0             0                 0               0                0
                                --------      ------------      --------      ------------        --------         --------
  End of period..............   $149,514      $     41,396      $ 52,665      $    126,166        $  1,116         $ 13,834
                                ========      ============      ========      ============        ========         ========
Change in units:
  Beginning units............          0                 0             0                 0               0                0
                                --------      ------------      --------      ------------        --------         --------
  Units purchased............     14,736            17,277         3,988            22,828             121            2,998
  Units redeemed.............       (141)          (13,623)            0            (7,844)              0                0
                                --------      ------------      --------      ------------        --------         --------
  Ending units...............     14,595             3,654         3,988            14,984             121            2,998
                                ========      ============      ========      ============        ========         ========

                                OHIO NATIONAL FUND, INC.
                               --------------------------
                                              HIGH INCOME
                               BLUE CHIP         BOND
                               SUBACCOUNT     SUBACCOUNT
                               ----------     -----------
                                  2003           2003
                               ----------     -----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....   $     (5)      $    441
  Reinvested capital gains...          0              0
  Realized gain (loss).......        (17)            16
  Unrealized gain (loss).....         87            504
                                --------       --------
     Net increase (decrease)
       in contract owners'
       equity from
       operations............         65            961
                                --------       --------
Equity transactions:
  Contract purchase payments
     (note 1)................      2,140         12,315
  Transfers from fixed &
     other subaccounts.......      8,922          8,171
  Transfers to fixed & other
     subaccounts.............    (10,318)        (1,026)
                                --------       --------
     Net equity
       transactions..........        744         19,460
                                --------       --------
       Net change in contract
          owners' equity.....        809         20,421
Contract owners' equity:
  Beginning of period........          0              0
                                --------       --------
  End of period..............   $    809       $ 20,421
                                ========       ========
Change in units:
  Beginning units............          0              0
                                --------       --------
  Units purchased............        741          1,757
  Units redeemed.............       (659)            (2)
                                --------       --------
  Ending units...............         82          1,755
                                ========       ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                   STRONG
                                                  VARIABLE
                                                 INSURANCE             VAN KAMPEN UNIVERSAL
                                                FUNDS, INC.       INSTITUTIONAL FUNDS - CLASS II
                                               --------------     -------------------------------
                                                                    CORE PLUS          US REAL
                                               OPPORTUNITY II      FIXED INCOME         ESTATE
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                               --------------     --------------     ------------
                                                    2003               2003              2003
                                               --------------     --------------     ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................     $    (58)          $    (47)         $    (66)
  Reinvested capital gains...................            0                  0                 0
  Realized gain (loss).......................         (164)               536                (1)
  Unrealized gain............................        1,800                 31             1,593
                                                  --------           --------          --------
     Net increase in contract owners' equity
       from operations.......................        1,578                520             1,526
                                                  --------           --------          --------
Equity transactions:
  Contract purchase payments (note 1)........       10,816             10,703             9,708
  Transfers from fixed & other subaccounts...            0             53,060            15,282
  Transfers to fixed & other subaccounts.....            0            (60,692)           (3,601)
                                                  --------           --------          --------
     Net equity transactions.................       10,816              3,071            21,389
                                                  --------           --------          --------
       Net change in contract owners'
          equity.............................       12,394              3,591            22,915
Contract owners' equity:
  Beginning of period........................            0                  0                 0
                                                  --------           --------          --------
  End of period..............................     $ 12,394           $  3,591          $ 22,915
                                                  ========           ========          ========
Change in units:
  Beginning units............................            0                  0                 0
                                                  --------           --------          --------
  Units purchased............................        1,003              3,279             1,828
  Units redeemed.............................            0             (2,967)              (35)
                                                  --------           --------          --------
  Ending units...............................        1,003                312             1,793
                                                  ========           ========          ========


                                                                                               LAZARD
                                                                                             RETIREMENT
                                                GOLDMAN SACHS VARIABLE INSURANCE TRUST      SERIES, INC.
                                               ----------------------------------------     ------------
                                                GROWTH &       CORE US        CAPITAL          SMALL
                                                 INCOME         EQUITY         GROWTH           CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               ----------     ----------     ----------     ------------
                                                  2003           2003           2003            2003
                                               ----------     ----------     ----------     ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................   $      1       $     87       $    (14)       $     (6)
  Reinvested capital gains...................          0              0              0               0
  Realized gain (loss).......................         80            (29)           (43)              0
  Unrealized gain............................         82          2,053            374             251
                                                --------       --------       --------        --------
     Net increase in contract owners' equity
       from operations.......................        163          2,111            317             245
                                                --------       --------       --------        --------
Equity transactions:
  Contract purchase payments (note 1)........      2,675          2,951          5,457               0
  Transfers from fixed & other subaccounts...     11,985         26,194         18,076          18,971
  Transfers to fixed & other subaccounts.....    (13,826)        (3,934)       (17,914)              0
                                                --------       --------       --------        --------
     Net equity transactions.................        834         25,211          5,619          18,971
                                                --------       --------       --------        --------
       Net change in contract owners'
          equity.............................        997         27,322          5,936          19,216
Contract owners' equity:
  Beginning of period........................          0              0              0               0
                                                --------       --------       --------        --------
  End of period..............................   $    997       $ 27,322       $  5,936        $ 19,216
                                                ========       ========       ========        ========
Change in units:
  Beginning units............................          0              0              0               0
                                                --------       --------       --------        --------
  Units purchased............................      1,099          2,936          1,622           1,348
  Units redeemed.............................       (979)           (62)        (1,015)              0
                                                --------       --------       --------        --------
  Ending units...............................        120          2,874            607           1,348
                                                ========       ========       ========        ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                  THE PRUDENTIAL SERIES        UBS SERIES
                                                        FUND, INC.               TRUST
                                                --------------------------     ----------
                                                 JENNISON                       TACTICAL
                                                20/20 FOCUS      JENNISON      ALLOCATION
                                                SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                -----------     ----------     ----------
                                                   2003            2003           2003
                                                -----------     ----------     ----------
Increase (decrease) in contract owners' equity
  from
  operations:
  Net investment activity.....................    $  (117)       $   (19)       $   (22)
  Reinvested capital gains....................          0              0              0
  Realized gain (loss)........................        108            (14)             0
  Unrealized gain.............................      3,380            365            494
                                                  -------        -------        -------
     Net increase in contract owners' equity
       from operations........................      3,371            332            472
                                                  -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1).........      9,099          3,316          5,304
  Transfers from fixed & other subaccounts....     39,568          6,535              0
  Transfers to fixed & other subaccounts......     (9,077)        (4,247)             0
                                                  -------        -------        -------
     Net equity transactions..................     39,590          5,604          5,304
                                                  -------        -------        -------
       Net change in contract owners'
          equity..............................     42,961          5,936          5,776
Contract owners' equity:
  Beginning of period.........................          0              0              0
                                                  -------        -------        -------
  End of period...............................    $42,961        $ 5,936        $ 5,776
                                                  =======        =======        =======
Change in units:
  Beginning units.............................          0              0              0
                                                  -------        -------        -------
  Units purchased.............................      4,834          1,148            694
  Units redeemed..............................       (152)          (153)             0
                                                  -------        -------        -------
  Ending units................................      4,682            995            694
                                                  =======        =======        =======

                                                                                              JANUS ASPEN
                                                 FIDELITY VARIABLE INSURANCE PRODUCTS -         SERIES -
                                                           FUND SERVICE CL 2                 SERVICE SHARES
                                                ----------------------------------------     --------------
                                                   VIP            VIP            VIP
                                                 MID CAP       CONTRAFUND       GROWTH          BALANCED
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                ----------     ----------     ----------     --------------
                                                   2003           2003           2003             2003
                                                ----------     ----------     ----------     --------------
Increase (decrease) in contract owners' equity
  from
  operations:
  Net investment activity.....................   $    (1)       $   (31)       $   (13)         $     4
  Reinvested capital gains....................         0              0              0                0
  Realized gain (loss)........................         0              1              0                0
  Unrealized gain.............................        40            736            802               64
                                                 -------        -------        -------          -------
     Net increase in contract owners' equity
       from operations........................        39            706            789               68
                                                 -------        -------        -------          -------
Equity transactions:
  Contract purchase payments (note 1).........         0          7,072              0              954
  Transfers from fixed & other subaccounts....     1,067          1,067         38,073                0
  Transfers to fixed & other subaccounts......         0              0              0                0
                                                 -------        -------        -------          -------
     Net equity transactions..................     1,067          8,139         38,073              954
                                                 -------        -------        -------          -------
       Net change in contract owners'
          equity..............................     1,106          8,845         38,862            1,022
Contract owners' equity:
  Beginning of period.........................         0              0              0                0
                                                 -------        -------        -------          -------
  End of period...............................   $ 1,106        $ 8,845        $38,862          $ 1,022
                                                 =======        =======        =======          =======
Change in units:
  Beginning units.............................         0              0              0                0
                                                 -------        -------        -------          -------
  Units purchased.............................        86            986          6,317              109
  Units redeemed..............................         0              0              0                0
                                                 -------        -------        -------          -------
  Ending units................................        86            986          6,317              109
                                                 =======        =======        =======          =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                                                  MFS VARIABLE INSURANCE
                                                 J.P. MORGAN SERIES TRUST II       TRUST - SERVICE CLASS
                                                 ---------------------------     -------------------------
                                                    SMALL          MID CAP          NEW           TOTAL
                                                   COMPANY          VALUE        DISCOVERY        RETURN
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -----------     -----------     ----------     ----------
                                                    2003            2003            2003           2003
                                                 -----------     -----------     ----------     ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................    $   (23)        $  (174)       $    (1)       $  (143)
  Reinvested capital gains.....................          0               0              0              0
  Realized gain (loss).........................        (48)            (13)            10             28
  Unrealized gain (loss).......................        524           4,237             36          2,413
                                                   -------         -------        -------        -------
     Net increase in contract owners' equity
       from operations.........................        453           4,050             45          2,298
                                                   -------         -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1)..........      3,851          22,308          2,860         38,607
  Transfers from fixed & other subaccounts.....     10,867          35,901              0              0
  Transfers to fixed & other subaccounts.......     (9,235)         (8,087)             0              0
                                                   -------         -------        -------        -------
     Net equity transactions...................      5,483          50,122          2,860         38,607
                                                   -------         -------        -------        -------
       Net change in contract owners' equity...      5,936          54,172          2,905         40,905
Contract owners' equity:
  Beginning of period..........................          0               0              0              0
                                                   -------         -------        -------        -------
  End of period................................    $ 5,936         $54,172        $ 2,905        $40,905
                                                   =======         =======        =======        =======
Change in units:
  Beginning units..............................          0               0              0              0
                                                   -------         -------        -------        -------
  Units purchased..............................      1,114           3,959            284          3,736
  Units redeemed...............................       (505)            (69)             0              0
                                                   -------         -------        -------        -------
  Ending units.................................        609           3,890            284          3,736
                                                   =======         =======        =======        =======

                                                     PIMCO VARIABLE INSURANCE TRUST -
                                                          ADMINISTRATIVE SHARES
                                                 ----------------------------------------
                                                    REAL          TOTAL          GLOBAL
                                                   RETURN         RETURN          BOND
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ----------     ----------     ----------
                                                    2003           2003           2003
                                                 ----------     ----------     ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $   (79)       $   227        $    30
  Reinvested capital gains.....................       969            553             50
  Realized gain (loss).........................        30              8              1
  Unrealized gain (loss).......................       353           (308)           523
                                                  -------        -------        -------
     Net increase in contract owners' equity
       from operations.........................     1,273            480            604
                                                  -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1)..........    30,212         17,330              0
  Transfers from fixed & other subaccounts.....    17,747         71,326          9,940
  Transfers to fixed & other subaccounts.......         0         (5,633)             0
                                                  -------        -------        -------
     Net equity transactions...................    47,959         83,023          9,940
                                                  -------        -------        -------
       Net change in contract owners' equity...    49,232         83,503         10,544
Contract owners' equity:
  Beginning of period..........................         0              0              0
                                                  -------        -------        -------
  End of period................................   $49,232        $83,503        $10,544
                                                  =======        =======        =======
Change in units:
  Beginning units..............................         0              0              0
                                                  -------        -------        -------
  Units purchased..............................     4,302          7,737            875
  Units redeemed...............................         0              0              0
                                                  -------        -------        -------
  Ending units.................................     4,302          7,737            875
                                                  =======        =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                                                               DREYFUS
                                                                                               VARIABLE
                                                                                              INVESTMENT
                                                                                                FUND -
                                                                 ROYCE CAPITAL FUND         SERVICE SHARES
                                                              -------------------------     --------------
                                                              MICRO-CAP      SMALL-CAP       APPRECIATION
                                                              SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                              ----------     ----------     --------------
                                                                 2003           2003             2003
                                                              ----------     ----------     --------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................   $   (23)       $   (62)         $   147
  Reinvested capital gains..................................       233          1,238                0
  Realized gain (loss)......................................        19            (23)              (8)
  Unrealized gain...........................................       418            702            1,416
                                                               -------        -------          -------
     Net increase in contract owners' equity from
      operations............................................       647          1,855            1,555
                                                               -------        -------          -------
Equity transactions:
  Contract purchase payments (note 1).......................     8,560          2,559            9,739
  Transfers from fixed & other subaccounts..................     1,067         25,273           15,480
  Transfers to fixed & other subaccounts....................         0         (3,253)          (1,882)
                                                               -------        -------          -------
     Net equity transactions................................     9,627         24,579           23,337
                                                               -------        -------          -------
       Net change in contract owners' equity................    10,274         26,434           24,892
Contract owners' equity:
  Beginning of period.......................................         0              0                0
                                                               -------        -------          -------
  End of period.............................................   $10,274        $26,434          $24,892
                                                               =======        =======          =======
Change in units:
  Beginning units...........................................         0              0                0
                                                               -------        -------          -------
  Units purchased...........................................       700          1,925            2,145
  Units redeemed............................................         0            (31)             (16)
                                                               -------        -------          -------
  Ending units..............................................       700          1,894            2,129
                                                               =======        =======          =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   National Security Variable Account N (the Account) is a separate account of The National Security Life and Annuity Company (NSLA) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. -- Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series -- Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, and PIMCO Variable Insurance
   Trust -- Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Shares, (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of The Ohio National Life Insurance Company performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) in which the Account invests. For these services, ONI receives fees from ON Fund.

   For certain products, NSLA credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the year ended December 31, 2003, NSLA paid approximately $86,000 under this feature.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2003
   NScore Xtra.............................      9,995      $10.244290   $    102,390     1.4%        42.36%       0.12%
   NScore Lite.............................      4,600      $10.244290   $     47,124     1.4%        42.36%       0.12%
                                             ------------                ------------
                                                14,595                   $    149,514
                                             ------------                ------------
   MONEY MARKET SUBACCOUNT
   2003
   NScore Xtra.............................      2,445      $11.329626   $     27,699     1.4%        -0.65%       0.66%
   NScore Lite.............................      1,209      $11.329626   $     13,697     1.4%        -0.65%       0.66%
                                             ------------                ------------
                                                 3,654                   $     41,396
                                             ------------                ------------
   BOND SUBACCOUNT
   2003
   NScore Xtra.............................      3,705      $13.205450   $     48,931     1.4%         8.94%      10.94%
   NScore Lite.............................        283      $13.205450   $      3,734     1.4%         8.94%      10.94%
                                             ------------                ------------
                                                 3,988                   $     52,665
                                             ------------                ------------
   INTERNATIONAL SUBACCOUNT
   2003
   NScore Xtra.............................     12,001      $ 8.420052   $    101,053     1.4%        30.76%       0.00%
   NScore Lite.............................      2,983      $ 8.420052   $     25,113     1.4%        30.76%       0.00%
                                             ------------                ------------
                                                14,984                   $    126,166
                                             ------------                ------------
   INTERNATIONAL SMALL CO. SUBACCOUNT
   2003
   NScore Lite.............................        121      $ 9.209200   $      1,116     1.4%        51.79%       0.00%
                                             ------------                ------------
   SMALL CAP GROWTH SUBACCOUNT
   2003
   NScore Xtra.............................      2,998      $ 4.615120   $     13,834     1.4%        43.34%       0.00%
                                             ------------                ------------
   BLUE CHIP SUBACCOUNT
   2003
   NScore Xtra.............................         82      $ 9.896131   $        809     1.4%        24.84%       0.44%
                                             ------------                ------------
   HIGH INCOME BOND SUBACCOUNT
   2003
   NScore Xtra.............................      1,494      $11.638098   $     17,388     1.4%        21.09%      10.74%
   NScore Lite.............................        261      $11.638098   $      3,033     1.4%        21.09%      10.74%
                                             ------------                ------------
                                                 1,755                   $     20,421
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2003
   NScore Xtra.............................      1,003      $12.357050   $     12,394     1.4%        35.12%       0.17%
                                             ------------                ------------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS - CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2003
   NScore Xtra.............................        312      $11.508186   $      3,591     1.4%        15.08%       0.00%
                                             ------------                ------------
   US REAL ESTATE SUBACCOUNT
   2003
   NScore Xtra.............................      1,151      $12.777148   $     14,706     1.4%        27.77%       0.00%
   NScore Lite.............................        642      $12.777148   $      8,209     1.4%        27.77%       0.00%
                                             ------------                ------------
                                                 1,793                   $     22,915
                                             ------------                ------------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
   2003
   NScore Xtra.............................        120      $ 8.289314   $        997     1.4%        22.64%       1.45%
                                             ------------                ------------
   CORE US EQUITY SUBACCOUNT
   2003
   NScore Xtra.............................      2,678      $ 9.505131   $     25,455     1.4%        27.69%       3.17%
   NScore Lite.............................        196      $ 9.505131   $      1,867     1.4%        27.69%       3.17%
                                             ------------                ------------
                                                 2,874                   $     27,322
                                             ------------                ------------
   CAPITAL GROWTH SUBACCOUNT
   2003
   NScore Xtra.............................        607      $ 9.780917   $      5,936     1.4%        22.03%       0.66%
                                             ------------                ------------
   LAZARD RETIREMENT SERIES, INC.:
   SMALL CAP SUBACCOUNT
   2003
   NScore Xtra.............................      1,348      $14.251640   $     19,216     1.4%        35.33%       0.00%
                                             ------------                ------------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2003
   NScore Xtra.............................      4,377      $ 9.176173   $     40,161     1.4%        27.02%       0.00%
   NScore Lite.............................        305      $ 9.176173   $      2,800     1.4%        27.02%       0.00%
                                             ------------                ------------
                                                 4,682                   $     42,961
                                             ------------                ------------
   JENNISON SUBACCOUNT
   2003
   NScore Lite.............................        995      $ 5.967201   $      5,936     1.4%        27.82%       0.00%
                                             ------------                ------------
   UBS SERIES TRUST:
   TACTICAL ALLOCATION SUBACCOUNT
   2003
   NScore Xtra.............................        694      $ 8.316999   $      5,776     1.4%        25.61%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CL 2:
   VIP MID CAP SUBACCOUNT
   2003
   NScore Lite.............................         86      $12.829995   $      1,106     1.4%        36.34%       0.00%
                                             ------------                ------------
   VIP CONTRAFUND SUBACCOUNT
   2003
   NScore Xtra.............................        863      $ 8.974539   $      7,742     1.4%        26.43%       0.00%
   NScore Lite.............................        123      $ 8.974539   $      1,103     1.4%        26.43%       0.00%
                                             ------------                ------------
                                                   986                   $      8,845
                                             ------------                ------------
   VIP GROWTH SUBACCOUNT
   2003
   NScore Xtra.............................      6,137      $ 6.152233   $     37,752     1.4%        30.71%       0.00%
   NScore Lite.............................        180      $ 6.152233   $      1,110     1.4%        30.71%       0.00%
                                             ------------                ------------
                                                 6,317                   $     38,862
                                             ------------                ------------
   JANUS ASPEN SERIES - SERVICE SHARES:
   BALANCED SUBACCOUNT
   2003
   NScore Lite.............................        109      $ 9.408634   $      1,022     1.4%        12.15%       2.43%
                                             ------------                ------------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2003
   NScore Xtra.............................        609      $ 9.751226   $      5,936     1.4%        34.10%       0.00%
                                             ------------                ------------
   MID CAP VALUE SUBACCOUNT
   2003
   NScore Xtra.............................      3,633      $13.924440   $     50,589     1.4%        27.84%       0.00%
   NScore Lite.............................        257      $13.924440   $      3,583     1.4%        27.84%       0.00%
                                             ------------                ------------
                                                 3,890                   $     54,172
                                             ------------                ------------
   MFS VARIABLE INSURANCE TRUST - SERVICE
     CLASS:
   NEW DISCOVERY SUBACCOUNT
   2003
   NScore Xtra.............................        284      $10.220014   $      2,905     1.4%        31.59%       0.00%
                                             ------------                ------------
   TOTAL RETURN SUBACCOUNT
   2003
   NScore Xtra.............................        973      $10.949550   $     10,659     1.4%        14.40%       0.00%
   NScore Lite.............................      2,763      $10.949550   $     30,246     1.4%        14.40%       0.00%
                                             ------------                ------------
                                                 3,736                   $     40,905
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   PIMCO VARIABLE INSURANCE TRUST -
     ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
   2003
   NScore Xtra.............................      2,335      $11.445189   $     26,727     1.4%         7.35%       0.95%
   NScore Lite.............................      1,967      $11.445189   $     22,505     1.4%         7.35%       0.95%
                                             ------------                ------------
                                                 4,302                   $     49,232
                                             ------------                ------------
   TOTAL RETURN SUBACCOUNT
   2003
   NScore Xtra.............................      6,510      $10.793274   $     70,263     1.4%         3.59%       2.44%
   NScore Lite.............................      1,227      $10.793274   $     13,240     1.4%         3.59%       2.44%
                                             ------------                ------------
                                                 7,737                   $     83,503
                                             ------------                ------------
   GLOBAL BOND SUBACCOUNT
   2003
   NScore Xtra.............................        786      $12.051967   $      9,467     1.4%        12.86%       2.15%
   NScore Lite.............................         89      $12.051967   $      1,077     1.4%        12.86%       2.15%
                                             ------------                ------------
                                                   875                   $     10,544
                                             ------------                ------------
   ROYCE CAPITAL FUND:
   MICRO-CAP SUBACCOUNT
   2003
   NScore Xtra.............................        199      $14.682104   $      2,918     1.4%        46.82%       0.00%
   NScore Lite.............................        501      $14.682104   $      7,356     1.4%        46.82%       0.00%
                                             ------------                ------------
                                                   700                   $     10,274
                                             ------------                ------------
   SMALL-CAP SUBACCOUNT
   2003
   NScore Xtra.............................      1,682      $13.955225   $     23,476     1.4%        39.55%       0.00%
   NScore Lite.............................        212      $13.955225   $      2,958     1.4%        39.55%       0.00%
                                             ------------                ------------
                                                 1,894                   $     26,434
                                             ------------                ------------
   DREYFUS VARIABLE INVESTMENT
     FUND - SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2003
   NScore Xtra.............................      2,023      $11.691446   $     23,647     1.4%        16.91%       4.64%
   NScore Lite.............................        106      $11.691446   $      1,245     1.4%        16.91%       4.64%
                                             ------------                ------------
                                                 2,129                   $     24,892
                                             ------------                ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. The Account commenced operations on March 18, 2003, however, it began tracking the value per unit on January 1, 2003. Accordingly, the 2003 total returns presented represented the actual 12 month total return for the sub-account for the period ended December 31, 2003.

    *** Accumulation units are rounded to the nearest whole number.

   **** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, NSLA charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by NSLA is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The table on the following page illustrates product and contract level charges by product:

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                  ONCORE XTRA       ONCORE LITE
                                                                 --------------    --------------
   These basic charges are assessed through reduction of daily unit value:
   MORTALITY AND EXPENSE RISK FEES.............................      1.15%             1.15%
   ADMINISTRATIVE EXPENSES.....................................      0.25%             0.25%
                                                                   ------            ------
    Total expenses............................................      1.40%             1.40%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
     surrender of the contract)................................       $30               $30
   TRANSFER FEE
     (currently no charge for the first 12 transfers each
        contract year).........................................       $10               $10

   SALES CHARGE MADE FROM PURCHASE PAYMENTS....................   No deduction      No deduction

   SURRENDER CHARGES
   A withdrawal charge may be assessed by NSLA when a contract   Ranges from 9%    Ranges from 7%
     is surrendered or a partial withdrawal of a participant's     during the        during the
     account value is made for any other reason than to make a   first year to     first year to
     plan payment to a participant. Percentages vary with the      0% in the         0% in the
     number of years from purchase.............................    ninth year       fourth year

   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
     deducted when annuity payments begin. Otherwise, they will
     be deducted from purchase payments........................  0.50% to 3.50%    0.50% to 3.50%

   OPTIONAL DEATH BENEFITS:
   These annual charges are the following percentages of the
     optional death benefit amounts:
        Optional Annual Stepped-up Death Benefit...............      0.10%             0.05%
        Optional Guaranteed Minimum Death Benefit ("GMDB").....        NA              0.25%

   OPTIONAL ENHANCED DEATH BENEFIT ("GEB")
   These annual charges are the following percentages of
     average variable account value:
        GEB at issue ages through 70...........................      0.15%             0.15%
        GEB at issue ages 71 through 75........................      0.30%             0.30%
        GEB "Plus" at issue ages through 70....................      0.30%             0.30%
        GEB "Plus" at issue ages 71 through 75.................      0.60%             0.60%

   OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")
   This annual charge is the following percentage of guaranteed
     income base...............................................      0.45%             0.45%

   OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")
   This annual charge is the following percentage of contract
     value as of the beginning of the 10-year term.............      0.20%             0.25%

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(4) FUND SUBSTITUTIONS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Life and Annuity Variable Account N:

We have audited the accompanying statements of assets and contract owners' equity of National Security Life and Annuity Variable Account N (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the period from March 18, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for the period from March 31, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

                               VARIABLE ACCOUNT N

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY




                                   FORM N-4





                                    PART C


                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included by reference in Part B of this Registration Statement and will be furnished in a subsequent post-effective amendment to be filed before the effective date hereof:


      Independent Auditors' Report of KPMG LLP dated February 20, 2004



      Statements of Assets and Contract Owner's Equity, December 31, 2003


      Statement of Operations for the Period Ended December 31, 2003



      Statements of Changes in Contract Owner's Equity for the Period Ended December 31, 2003


      Notes to Financial Statements, December 31, 2003

The following financial statements of the Depositor are included by reference in Part B of this Registration Statement and will be furnished in a subsequent post-effective amendment to be filed before the effective date hereof:


      Independent Auditors' Report of KPMG LLP dated March 19, 2004



      Balance Sheets, December 31, 2003 and 2002.



      Statements of Operations for the year ended December 31, 2003 and the period ended December 31, 2002.



      Statements of Changes in Stockholder's Equity for the year ended December 31, 2003 and the period ended December 31, 2002.


      Statements of Cash Flows for the year ended December 31, 2003 and the period ended December 31, 2002.


      Notes to Financial Statements, December 31, 2003 and 2002.


      Report of Independent Auditors, dated March 15, 2002

      Balance Sheet, December 31, 2001

      Statement of Operations for the Year Ended December 31, 2001

      Statement of Stockholder's Equity for the Year Ended December 31, 2001

      Statement of Cash Flows for the Year Ended December 31, 2001

      Notes to Financial Statements, December 31, 2001

Consent of the following:


      KPMG LLP
      Ernst and Young LLP

Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (4) Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.5, was filed as Exhibit (4) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (5)   Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit
            (5) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (6)(a) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (6)(b) By-laws of the Depositor were filed as Exhibit (6)(b) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (8) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (9) Opinion and consent of legal counsel was filed as Exhibit (9) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                  Positions and Offices
Business Address                    with Depositor

Thomas A. Barefield*                Vice President, Marketing

Carson E. Beadle**                  Director

David L. Birchenough**              Director, Vice President and Treasurer

Michael A. Boedeker*                Chief Investment Officer

Bruce W. Boyea**                    Director and Chairman

Christopher A. Carlson*             Chief Investment Officer

James A. Carrigg**                  Director

George E. Castrucci*                Director

Raymond R. Clark*                   Director

David W. Cook*                      Chief Actuary

Ronald J. Dolan*                    Director, Vice President and Chief Financial
                                    Officer

Daniel J. Fischer**                 Director and President

Susan E. Mistretta**                Secretary and General Counsel

David B. O'Maley*                   Director

John J. Palmer*                     Director and Chief Executive Officer

Frederick L. Wortman**              Vice President, Marketing

* The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

** The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of SMON Holdings, Inc., a Delaware corporation. SMON Holdings, Inc. is jointly owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company. Each of Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc. owns 50% of the voting securities of SMON Holdings, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 13, 2004, the Registrant had 201 contract owners.

ITEM 28.  INDEMNIFICATION

Article X of the Depositor's Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor's By-laws, "Indemnification of Officers and Directors" provides further details regarding the indemnification of the Depositor's officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this
Item 28 by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 ------------------
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Marc L. Collins                      Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions or other compensation, directly or indirectly, from the Registrant:


Net Underwriting
Discount and on          Compensation
  Redemption             Brokerage or
  Commissions           Annuitization        Commissions        Compensation
----------------        -------------        -----------        ------------
    $601,300                 None                None               None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         National Security Life and Annuity Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 23rd day of April, 2004.


                          VARIABLE ACCOUNT N
                             (Registrant)

                           By NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                           (Depositor)


                           By /s/ John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Chief Executive Officer

Attest:
/s/ Marc L. Collins
--------------------------------
Marc L. Collins
Assistant Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 23rd day of April, 2004.

                              NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Chief Executive Officer

Attest:


/s/ Marc L. Collins
---------------------------------
Marc L. Collins
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                          Date

s/  Carson E. Beadle                Director                  April 23, 2004
------------------------------
Carson E. Beadle


s/  David L. Birchenough            Director                  April 23, 2004
------------------------------
David L. Birchenough


s/  Bruce W. Boyea                  Director and Chairman     April 23, 2004
-------------------------------
Bruce W. Boyea


s/  James A. Carrigg                Director                  April 23, 2004
--------------------------------
James A. Carrigg


s/  George E. Castrucci             Director                  April 23, 2004
---------------------------------
George E. Castrucci


s/   Raymond R. Clark               Director                  April 23, 2004
---------------------------------
Raymond R. Clark


s/  Ronald J. Dolan                 Director and Chief
----------------------------------   Financial Officer        April 23, 2004
Ronald J. Dolan


s/   Daniel J. Fischer              Director and President    April 23, 2004
----------------------------------
Daniel J. Fischer


s/  David B. O'Maley                Director                  April 23, 2004
----------------------------------
David B. O'Maley


s/  John J. Palmer                  Director and Chief        April 23, 2004
----------------------------------  Executive Officer
John J. Palmer

                         INDEX OF CONSENTS AND EXHIBITS


                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------

                        Consent of KPMG LLP

                        Consent of Ernst & Young LLP


INDEPENDENT AUDITORS' CONSENT

The Board of Directors of
     National Security Life and Annuity Company
Contract Owners of
     National Security Variable Account N

We consent to use of our reports for National Security Variable Account N dated February 20, 2004 and for National Security Life and Annuity Company dated March 19, 2004, included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post effective amendment no. 5 to File no. 333-76350. The report of KPMG LLP covering the December 31, 2003 financial statements of National Security Life and Annuity Company refers to a change in the method of accounting for embedded reinsurance derivatives.


KPMG LLP
Columbus, Ohio
April 26, 2004

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              Consent of Ernst and Young LLP, Independent Auditors

We consent to the reference to our firm under the caption "Experts" and to the use of our report dated March 15, 2002, with respect to the financial statements of National Security Life and Annuity Company (formerly known as First ING Life Insurance Company of New York), as of December 31, 2001, and for the period then ended, included in Post-Effective Amendment No. 5 to the Registration Statement under the Securities Act of 1933 (Form N-4 No. 333-76350) and related Prospectus and Statement of Additional Information of National Security Life and Annuity Company Variable Account N.


                                                          /s/ Ernst & Young LLP


Atlanta, Georgia
April 27, 2004